                                                           File Number 2-97564

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment Number
                                                    --------            ----

                    Post-Effective Amendment Number     X                20
                                                    --------            ----

                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                           Amendment Number             X                19
                                                    --------            ----


                             VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
       --------------------------------------------------------------------
                           (Exact Name of Registrant)


                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
       --------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
       --------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
       --------------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)

            Dennis E. Prohofsky                              Copy to:
         Executive Vice President,                     J. Sumner Jones, Esq.
       General Counsel and Secretary                  Jones & Blouch L.L.P.
     Minnesota Life Insurance Company            1025 Thomas Jefferson St., N.W.
          400 Robert Street North                         Suite 410 East
      St. Paul, Minnesota  55101-2098                 Washington, D.C. 20007
  (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
        immediately upon filing pursuant to paragraph (b)
    ---
     X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(i)
    ---
        on (date) pursuant to paragraph (a)(i)
    ---
        75 days after filing pursuant to paragraph (a)(ii)
    ---
        on (date) pursuant to paragraph (a)(ii) of Rule 485.
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES BEING REGISTERED
Variable Annuity Contracts

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number          Caption in Prospectus

    1.               Cover Page

    2.               Special Terms and How To Contact Us

    3.               Questions and Answers About the Variable Annuity Contracts

    4.               Condensed Financial Information; Performance Data

    5.               General Descriptions

    6.               Contract Charges

    7.               Description of the Contracts

    8.               Description of the Contracts; Annuity Payments and Options

    9.               Description of the Contracts; Death Benefits

   10.               Description of the Contracts; Purchase Payments and
                     Value of the Contract

   11.               Description of the Contracts; Redemptions

   12.               Federal Tax Status

   13.               Not Applicable

   14.               Table of Contents of the Statement of Additional
                     Information

                      VARIABLE ANNUITY CONTRACT PROSPECTUS
         FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                  OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

-  Advantus Series Fund, Inc.
   - All portfolios, except for the Maturing Government Bond portfolios, which are only available to contracts issued prior to May 1, 2000.
-  Franklin Templeton Variable Insurance Products Trust
   -  Templeton Developing Markets Securities Fund -- Class 2 Shares

   - Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)

   -  Franklin Small Cap Fund -- Class 2 Shares
-  Fidelity Variable Insurance Products Funds
   -  Mid Cap Portfolio -- Service Class 2 Shares
   -  Contrafund-Registered Trademark- Portfolio -- Service Class 2 Shares
   -  Equity-Income Portfolio -- Service Class 2 Shares
-  Janus Aspen Series
   -  Capital Appreciation Portfolio -- Service Shares
   -  International Growth Portfolio -- Service Shares

-  Credit Suisse Trust

   -  Global Post-Venture Capital Portfolio

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

   THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                        THE FUND PORTFOLIOS SHOWN ABOVE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2002

                 THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

              TABLE OF CONTENTS


                 SPECIAL TERMS AND HOW TO CONTACT US                           1



                 QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS    3



                 EXPENSE TABLE                                                 6



                 GENERAL DESCRIPTIONS                                         14


                       Minnesota Life Insurance Company                       14


                       Variable Annuity Account                               14


                       The Funds                                              15


                       Additions, Deletions or Substitutions                  16



                 CONTRACT CHARGES                                             17


                       Sales Charges                                          17


                       Mortality and Expense Risk Charges                     18


                       Premium Taxes                                          19



                 VOTING RIGHTS                                                19



                 DESCRIPTION OF THE CONTRACTS                                 20


                       General Provisions                                     20


                       Annuity Payments and Options                           22


                       Death Benefits                                         27


                       Purchase Payments and Value of the Contract            28


                       Redemptions                                            33



                 FEDERAL TAX STATUS                                           34



                 PERFORMANCE DATA                                             40



                 RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM     41



                 STATEMENT OF ADDITIONAL INFORMATION                          41


                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION               A-1

                 APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES       B-1

                 APPENDIX C -- TYPES OF QUALIFIED PLANS                      C-1

SPECIAL TERMS AND HOW TO CONTACT US

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this prospectus, and in the Question and Answer section following.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts paid to us under your contract.

SEPARATE ACCOUNT:  see definition of Variable Annuity Account.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

HOW TO CONTACT US


At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.



ON THE INTERNET



Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:



    -  Account values



    -  Variable Investment Performance



    -  Interest rates (when applicable)



    -  Service forms



    -  Beneficiary information



    - Transactions to transfer among investment options or change your allocation percentage.



    -  Contribution and transaction history



MINNESOTA LIFE'S ANNUITY SERVICE LINE



- Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:



    -  Account Values



    -  Unit Values



    -  Interest Rates



- Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.



BY MAIL



-  For contributions sent by regular mail:



   Minnesota Life
   Annuity Services
   P.O. Box 64628
   St. Paul, MN 55164-0628



- All other service requests, inquiries and overnight express mail should be sent to:



   Annuity Services A3-9999
   400 Robert Street North
   St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

The available Portfolios of the Advantus Series Fund Inc. are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:

-  Franklin Templeton Variable Insurance Products Trust
   -  Templeton Developing Markets Securities Fund -- Class 2 Shares


   - Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)


   -  Franklin Small Cap Fund -- Class 2 Shares
-  Fidelity Variable Insurance Products Funds
   -  Mid Cap Portfolio -- Service Class 2 Shares
   -  Contrafund Portfolio -- Service Class 2 Shares
   -  Equity-Income Portfolio -- Service Class 2 Shares
-  Janus Aspen Series
   -  Capital Appreciation Portfolio -- Service Shares
   -  International Growth Portfolio -- Service Shares

-  Credit Suisse Trust

   -  Global Post-Venture Capital Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?


Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.


WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from .42% to 1.82% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each portfolio of Advantus Series Fund, Inc. after expense reimbursement.

The following contract expense information is intended to illustrate the expenses of the MultiOption Annuity variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   6% decreasing uniformly by .05% for
  amount surrendered)                     each of the first 120 months from the
                                          contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                                                                    MAXIMUM
                                                          CURRENT                                   POSSIBLE
                                                           CHARGE                                    CHARGE
                                          ----------------------------------------  ----------------------------------------
Mortality and Expense Risk Fees                            1.25%                                     1.40%
                                          ----------------------------------------  ----------------------------------------
Total Separate Account Annual Expenses                     1.25%                                     1.40%
                                          ========================================  ========================================

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   9% decreasing uniformly by .075% for
  amount surrendered)                     each of the first 120 months from the
                                          contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                                                                    MAXIMUM
                                                          CURRENT                                   POSSIBLE
                                                           CHARGE                                    CHARGE
                                          ----------------------------------------  ----------------------------------------
Mortality and Expense Risk Fees                            1.25%                                     1.40%
                                          ----------------------------------------  ----------------------------------------
Total Separate Account Annual Expenses                     1.25%                                     1.40%
                                          ========================================  ========================================

Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column 'Maximum Possible Charge'.

FUND ANNUAL EXPENSES

(Unless otherwise noted, expenses shown are for the year ended December 31, 2001, and are shown as a percentage of average daily net assets for the described Fund Portfolios.)



                                                                               TOTAL ANNUAL
                                                                              FUND OPERATING
                                                                             EXPENSES WITHOUT
                                     MANAGEMENT     OTHER     DISTRIBUTION      WAIVERS OR
                                         FEE       EXPENSES   (12B-1) FEES      REDUCTIONS
                                     -----------   --------   ------------   ----------------
ADVANTUS SERIES FUND, INC. (1):
  Growth Portfolio                      0.45%       0.05%        0.25%            0.75%
  Bond Portfolio                        0.30%       0.05%        0.25%            0.60%
  Money Market Portfolio                0.25%       0.07%        0.25%            0.57%
  Asset Allocation Portfolio            0.35%       0.04%        0.25%            0.64%
  Mortgage Securities Portfolio         0.30%       0.06%        0.25%            0.61%
  Index 500 Portfolio                   0.12%       0.05%        0.25%            0.42%
  Capital Appreciation Portfolio        0.50%       0.05%        0.25%            0.80%
  International Stock Portfolio         0.59%       0.13%        0.25%            0.97%
  Small Company Growth Portfolio        0.65%       0.07%        0.25%            0.97%
  Maturing Government Bond 2002
   Portfolio                            0.25%       0.95%          --             1.20%
  Maturing Government Bond 2006
   Portfolio                            0.25%       0.91%          --             1.16%
  Maturing Government Bond 2010
   Portfolio                            0.25%       1.17%          --             1.42%
  Value Stock Portfolio                 0.50%       0.09%        0.25%            0.84%
  Small Company Value Portfolio         0.70%       0.27%        0.25%            1.22%
  Global Bond Portfolio                 0.60%       0.35%        0.25%            1.20%
  Index 400 Mid-Cap Portfolio           0.15%       0.27%        0.25%            0.67%
  Macro-Cap Value Portfolio             0.50%       0.45%        0.25%            1.20%
  Micro-Cap Growth Portfolio            0.95%       0.20%        0.25%            1.40%
  Real Estate Securities Portfolio      0.60%       0.74%        0.25%            1.59%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
   Securities Fund (2)                  1.25%       0.32%        0.25%            1.82%
  Templeton Global Asset Allocation
   Fund (2)                             0.61%       0.20%        0.25%            1.06%
  Franklin Small Cap Fund (2)(3)        0.53%       0.31%        0.25%            1.09%
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUNDS -- SERVICE CLASS 2
  SHARES (4):
  VIP Mid Cap Portfolio                 0.58%       0.11%        0.25%            0.94%
  VIP Contrafund Portfolio              0.58%       0.11%        0.25%            0.94%
  VIP Equity-Income Portfolio           0.48%       0.11%        0.25%            0.84%
JANUS ASPEN SERIES -- SERVICE
  SHARES:
  Capital Appreciation
   Portfolio                            0.65%       0.01%        0.25%            0.91%
  International Growth Portfolio        0.65%       0.06%        0.25%            0.96%
CREDIT SUISSE TRUST (5):
  Global Post-Venture Capital
   Portfolio                            1.25%       0.36%          --             1.61%



(1) Advantus Capital is voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, .65% of average daily net assets for each of the three Maturing Government Bond Portfolios, 1.07% of average daily net assets for the Macro-Cap Value Portfolio, and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specified period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.



(2) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(3) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and the Securities and Exchange Commission. With this reduction, the net annual fund operating expenses are estimated to be 1.01%



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(5) The fund's manager has voluntarily agreed to reimburse expenses of .21%. This arrangement may be discontinued by the fund's manager at any time.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT CHARGES

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming:
(1) 5% annual return and

(2) redemption at the end of each time period,


(3) surrender amounts reflect any annual amount that may be excluded from the contingent deferred sales charge, and


(4) current annual separate account charges totalling 1.25%.



                                                                                IF YOU ANNUITIZE AT
                                             IF YOU SURRENDERED                    THE END OF THE
                                              YOUR CONTRACT AT                 APPLICABLE TIME PERIOD
                                               THE END OF THE                      OR YOU DO NOT
                                           APPLICABLE TIME PERIOD             SURRENDER YOUR CONTRACT
                                     ----------------------------------  ----------------------------------
                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                     ------  -------  -------  --------  ------  -------  -------  --------
 ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                     $70     $104     $139     $233      $20     $63      $108     $233
  Bond Portfolio                       $69     $100     $132     $217      $19     $58      $100     $217
  Money Market Portfolio               $69     $ 99     $130     $214      $18     $57      $ 99     $214
  Asset Allocation Portfolio           $69     $101     $134     $221      $19     $59      $102     $221
  Mortgage Securities Portfolio        $69     $100     $132     $218      $19     $58      $101     $218
  Index 500 Portfolio                  $67     $ 94     $123     $198      $17     $53      $ 91     $198
  Capital Appreciation Portfolio       $71     $106     $142     $238      $21     $64      $110     $238
  International Stock Portfolio        $72     $110     $150     $255      $23     $69      $119     $255
  Small Company Growth Portfolio       $72     $110     $150     $255      $23     $69      $119     $255
  Maturing Government Bond 2002
   Portfolio                           $69     $101     $131     $205      $19     $71      $126     $274
  Maturing Government Bond 2006
   Portfolio                           $69     $101     $134     $222      $19     $70      $124     $271
  Maturing Government Bond 2010
   Portfolio                           $69     $101     $134     $222      $19     $76      $135     $295
  Value Stock Portfolio                $71     $107     $144     $242      $21     $65      $112     $242
  Small Company Value Portfolio        $74     $114     $156     $269      $24     $76      $130     $280
  Global Bond Portfolio                $75     $117     $161     $279      $25     $76      $131     $279
  Index 400 Mid-Cap Portfolio          $70     $102     $135     $224      $19     $60      $104     $224
  Macro-Cap Value Portfolio            $73     $113     $155     $266      $24     $75      $129     $278
  Micro-Cap Growth Portfolio           $76     $121     $168     $292      $26     $82      $140     $298
  Real Estate Securities Portfolio     $73     $111     $150     $254      $23     $82      $145     $312
 FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
   Securities Fund                     $81     $135     $191     $338      $31     $95      $161     $338
  Templeton Global Asset Allocation
   Fund                                $73     $113     $154     $265      $23     $72      $124     $265
  Franklin Small Cap Fund              $73     $112     $152     $260      $23     $72      $124     $267
 FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS -- SERVICE CLASS 2
  SHARES:
  VIP Fund -- Mid Cap                  $72     $110     $148     $252      $22     $69      $117     $252
  VIP Fund -- Contrafund               $72     $110     $148     $252      $22     $69      $117     $252
  VIP Fund -- Equity-Income            $71     $107     $144     $242      $21     $65      $112     $242
 JANUS ASPEN SERIES -- SERVICE
  SHARES:
  Capital Appreciation Portfolio       $72     $109     $147     $249      $22     $68      $116     $249
  International Growth Portfolio       $72     $110     $149     $254      $22     $69      $118     $254
 CREDIT SUISSE TRUST:
  Global Post-Venture Capital
   Portfolio                           $77     $123     $171     $298      $27     $87      $149     $317


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM POSSIBLE CHARGES


SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming:
(1) 5% annual return and

(2) redemption at the end of each time period,


(3) surrender amounts reflect any annual amount that may be excluded from the contingent deferred sales charge, and


(4) maximum possible annual separate account charges totalling 1.40%.



                                                                                IF YOU ANNUITIZE AT
                                             IF YOU SURRENDERED                    THE END OF THE
                                              YOUR CONTRACT AT                 APPLICABLE TIME PERIOD
                                               THE END OF THE                      OR YOU DO NOT
                                           APPLICABLE TIME PERIOD             SURRENDER YOUR CONTRACT
                                     ----------------------------------  ----------------------------------
                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                     ------  -------  -------  --------  ------  -------  -------  --------
 ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                     $72     $108     $146     $248      $22     $67      $115     $248
  Bond Portfolio                       $70     $104     $139     $233      $20     $63      $108     $233
  Money Market Portfolio               $70     $103     $138     $230      $20     $62      $106     $230
  Asset Allocation Portfolio           $71     $105     $141     $237      $21     $64      $110     $237
  Mortgage Securities Portfolio        $70     $104     $140     $234      $20     $63      $108     $234
  Index 500 Portfolio                  $69     $ 99     $130     $214      $18     $57      $ 99     $214
  Capital Appreciation Portfolio       $72     $110     $149     $253      $22     $69      $118     $253
  International Stock Portfolio        $74     $115     $157     $271      $24     $74      $127     $271
  Small Company Growth Portfolio       $74     $115     $157     $271      $24     $74      $127     $271
  Maturing Government Bond 2002
   Portfolio                           $71     $106     $137     $210      $21     $76      $133     $289
  Maturing Government Bond 2006
   Portfolio                           $71     $106     $142     $238      $21     $75      $131     $286
  Maturing Government Bond 2010
   Portfolio                           $71     $106     $142     $238      $21     $80      $142     $309
  Value Stock Portfolio                $73     $111     $151     $257      $23     $70      $120     $257
  Small Company Value Portfolio        $75     $119     $164     $284      $25     $80      $138     $295
  Global Bond Portfolio                $76     $121     $168     $293      $26     $81      $138     $293
  Index 400 Mid-Cap Portfolio          $71     $106     $143     $240      $21     $65      $111     $240
  Macro-Cap Value Portfolio            $75     $118     $162     $281      $25     $80      $137     $292
  Micro-Cap Growth Portfolio           $77     $125     $175     $307      $28     $86      $147     $312
  Real Estate Securities Portfolio     $74     $115     $157     $269      $24     $87      $152     $327
 FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
   Securities Fund                     $82     $139     $198     $352      $32     $99      $168     $352
  Templeton Global Asset Allocation
   Fund                                $75     $117     $162     $280      $25     $77      $131     $280
  Franklin Small Cap Fund              $74     $116     $159     $275      $24     $77      $132     $282
 FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS -- SERVICE CLASS 2
  SHARES:
  VIP Fund -- Mid Cap                  $74     $114     $156     $268      $24     $73      $125     $268
  VIP Fund -- Contrafund               $74     $114     $156     $268      $24     $73      $125     $268
  VIP Fund -- Equity-Income            $73     $111     $151     $257      $23     $70      $120     $257
 JANUS ASPEN SERIES -- SERVICE
  SHARES:
  Capital Appreciation Portfolio       $73     $113     $154     $265      $23     $72      $124     $265
  International Growth Portfolio       $74     $115     $157     $270      $24     $74      $126     $270
 CREDIT SUISSE TRUST:
  Global Post-Venture Capital
   Portfolio                           $78     $127     $178     $313      $28     $91      $156     $331


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT CHARGES

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming:
(1) 5% annual return and

(2) redemption at the end of each time period


(3) surrender amounts reflect any annual amount that may be excluded from the contingent deferred sales charge, and


(4) current annual separate account charges totalling 1.25%.



                                                                            IF YOU ANNUITIZE AT THE END
                                          IF YOU SURRENDERED YOUR          OF THE APPLICABLE TIME PERIOD
                                         CONTRACT AT THE END OF THE                OR YOU DO NOT
                                           APPLICABLE TIME PERIOD             SURRENDER YOUR CONTRACT*
                                     ----------------------------------  ----------------------------------
                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                     ------  -------  -------  --------  ------  -------  -------  --------
 ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                    $ 95     $125     $155     $233     $20      $63     $108      $233
  Bond Portfolio                      $ 94     $120     $147     $217     $19      $58     $100      $217
  Money Market Portfolio              $ 94     $120     $146     $214     $18      $57     $ 99      $214
  Asset Allocation Portfolio          $ 94     $122     $149     $221     $19      $59     $102      $221
  Mortgage Securities Portfolio       $ 94     $121     $148     $218     $19      $58     $101      $218
  Index 500 Portfolio                 $ 92     $115     $138     $198     $17      $53     $ 91      $198
  Capital Appreciation Portfolio      $ 96     $126     $157     $238     $21      $64     $110      $238
  International Stock Portfolio       $ 97     $131     $165     $255     $23      $69     $119      $255
  Small Company Growth Portfolio      $ 97     $131     $165     $255     $23      $69     $119      $255
  Maturing Government Bond 2002
   Portfolio                          $ 94     $122     $147     $205     $19      $71     $126      $274
  Maturing Government Bond 2006
   Portfolio                          $ 94     $122     $150     $222     $19      $70     $124      $271
  Maturing Government Bond 2010
   Portfolio                          $ 94     $122     $150     $222     $19      $76     $135      $295
  Value Stock Portfolio               $ 96     $127     $159     $242     $21      $65     $112      $242
  Small Company Value Portfolio       $ 99     $135     $172     $269     $24      $76     $130      $280
  Global Bond Portfolio               $100     $138     $176     $279     $25      $76     $131      $279
  Index 400 Mid-Cap Portfolio         $ 95     $122     $151     $224     $19      $60     $104      $224
  Macro-Cap Value Portfolio           $ 98     $134     $170     $266     $24      $75     $129      $278
  Micro-Cap Growth Portfolio          $101     $141     $183     $292     $26      $82     $140      $298
  Real Estate Securities Portfolio    $ 97     $131     $165     $254     $23      $82     $145      $312
 FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
   Securities Fund                    $105     $155     $206     $338     $31      $95     $161      $338
  Templeton Global Asset Allocation
   Fund                               $ 98     $134     $170     $265     $23      $72     $124      $265
  Franklin Small Cap Fund             $ 98     $132     $167     $260     $23      $72     $124      $267
 FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS -- SERVICE CLASS
  2 SHARES:
  VIP Fund -- Mid Cap                 $ 97     $130     $164     $252     $22      $69     $117      $252
  VIP Fund -- Contrafund              $ 97     $130     $164     $252     $22      $69     $117      $252
  VIP Fund -- Equity-Income           $ 96     $127     $159     $242     $21      $65     $112      $242
 JANUS ASPEN SERIES -- SERVICE
  SHARES:
  Capital Appreciation Portfolio      $ 97     $129     $163     $249     $22      $68     $116      $249
  International Growth Portfolio      $ 97     $131     $165     $254     $22      $69     $118      $254
 CREDIT SUISSE TRUST:
  Global Post-Venture Capital
   Portfolio                          $101     $143     $186     $298     $27      $87     $149      $317


*Annuitize for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

The examples contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM POSSIBLE CHARGES


FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming:
(1) 5% annual return and
(2) redemption at the end of each time period and

(3) surrender amounts reflect any annual amount that may be excluded from the contingent deferred sales charge, and


(4) maximum possible annual separate account charges totalling 1.40%.



                                                                            IF YOU ANNUITIZE AT THE END
                                          IF YOU SURRENDERED YOUR          OF THE APPLICABLE TIME PERIOD
                                         CONTRACT AT THE END OF THE                OR YOU DO NOT
                                           APPLICABLE TIME PERIOD             SURRENDER YOUR CONTRACT*
                                     ----------------------------------  ----------------------------------
                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                     ------  -------  -------  --------  ------  -------  -------  --------
 ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                    $ 97     $129     $162     $248     $22      $67     $115      $248
  Bond Portfolio                      $ 95     $125     $155     $233     $20      $63     $108      $233
  Money Market Portfolio              $ 95     $124     $153     $230     $20      $62     $106      $230
  Asset Allocation Portfolio          $ 96     $126     $157     $237     $21      $64     $110      $237
  Mortgage Securities Portfolio       $ 95     $125     $155     $234     $20      $63     $108      $234
  Index 500 Portfolio                 $ 94     $120     $146     $214     $18      $57     $ 99      $214
  Capital Appreciation Portfolio      $ 97     $130     $164     $253     $22      $69     $118      $253
  International Stock Portfolio       $ 99     $135     $173     $271     $24      $74     $127      $271
  Small Company Growth Portfolio      $ 99     $135     $173     $271     $24      $74     $127      $271
  Maturing Government Bond 2002
   Portfolio                          $ 96     $126     $153     $210     $21      $76     $133      $289
  Maturing Government Bond 2006
   Portfolio                          $ 96     $126     $157     $238     $21      $75     $131      $286
  Maturing Government Bond 2010
   Portfolio                          $ 96     $126     $157     $238     $21      $80     $142      $309
  Value Stock Portfolio               $ 98     $132     $166     $257     $23      $70     $120      $257
  Small Company Value Portfolio       $100     $139     $179     $284     $25      $80     $138      $295
  Global Bond Portfolio               $101     $142     $184     $293     $26      $81     $138      $293
  Index 400 Mid-Cap Portfolio         $ 96     $127     $158     $240     $21      $65     $111      $240
  Macro-Cap Value Portfolio           $100     $138     $177     $281     $25      $80     $137      $292
  Micro-Cap Growth Portfolio          $102     $146     $190     $307     $28      $86     $147      $312
  Real Estate Securities Portfolio    $ 99     $135     $172     $269     $24      $87     $152      $327
 FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
   Securities Fund                    $107     $159     $213     $352     $32      $99     $168      $352
  Templeton Global Asset Allocation
   Fund                               $100     $138     $177     $280     $25      $77     $131      $280
  Franklin Small Cap Fund             $ 99     $136     $175     $275     $24      $77     $132      $282
 FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS -- SERVICE CLASS
  2 SHARES:
  VIP Fund -- Mid Cap                 $ 99     $134     $171     $268     $24      $73     $125      $268
  VIP Fund -- Contrafund              $ 99     $134     $171     $268     $24      $73     $125      $268
  VIP Fund -- Equity-Income           $ 98     $132     $166     $257     $23      $70     $120      $257
 JANUS ASPEN SERIES -- SERVICE
  SHARES:
  Capital Appreciation Portfolio      $ 98     $134     $170     $265     $23      $72     $124      $265
  International Growth Portfolio      $ 99     $135     $172     $270     $24      $74     $126      $270
 CREDIT SUISSE TRUST:
  Global Post-Venture Capital
   Portfolio                          $103     $147     $193     $313     $28      $91     $156      $331


*Annuitize for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

The examples contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity; and

    -  a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

(SIDEBAR)
We are a life insurance company.

The Variable Annuity Account is one of our separate accounts.

Each of the sub-accounts of the Variable Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual
Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone:
1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but that registration does not mean that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.


                                                                           INVESTMENT                          INVESTMENT
                       FUND/PORTFOLIO                                        ADVISER                           SUB-ADVISER
                       --------------                                        -------                           -----------
 ADVANTUS SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                                               Advantus Capital Management, Inc.
 Bond Portfolio                                                 Advantus Capital Management, Inc.
 Money Market Portfolio                                         Advantus Capital Management, Inc.
 Asset Allocation Portfolio                                     Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                                  Advantus Capital Management, Inc.
 Index 500 Portfolio                                            Advantus Capital Management, Inc.
 Capital Appreciation Portfolio                                 Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                                     LLC
 International Stock Portfolio                                  Advantus Capital Management, Inc.    Templeton Investment Counsel,
                                                                                                     LLC
 Small Company Growth Portfolio                                 Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                                     LLC
 Maturing Government Bond Portfolio - 2002,                     Advantus Capital Management, Inc.
  - 2006, - 2010
 Value Stock Portfolio                                          Advantus Capital Management, Inc.
 Small Company Value Portfolio                                  Advantus Capital Management, Inc.    State Street Research &
                                                                                                     Management Company
 Global Bond Portfolio                                          Advantus Capital Management, Inc.    Julius Baer Investment
                                                                                                     Management Inc.
 Index 400 Mid-Cap Portfolio                                    Advantus Capital Management, Inc.
 Macro-Cap Value Portfolio                                      Advantus Capital Management, Inc.    J.P. Morgan Investment
                                                                                                     Management Inc.
 Micro-Cap Growth Portfolio                                     Advantus Capital Management, Inc.    Wall Street Associates
 Real Estate Securities Portfolio                               Advantus Capital Management, Inc.
 FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Dev. Mkt. Securities Fund -                          Templeton Asset Management Ltd.
  Class 2 Shares
 Templeton Global Asset Allocation Fund - Class 2 Shares        Templeton Investment Counsel, LLC    Franklin Advisers, Inc.
 Franklin Small Cap Fund - Class 2 Shares                       Franklin Advisers, Inc.
 JANUS ASPEN SERIES:
------------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio - Service Shares                Janus Capital
 International Growth Portfolio - Service Shares                Janus Capital
 FIDELITY VARIABLE INSURANCE PRODUCTS
  FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Portfolio - Service Class 2 Shares                     Fidelity Management & Research
 Contrafund Portfolio - Service Class 2 Shares                  Fidelity Management & Research
 Equity-Income Portfolio - Service Class 2                      Fidelity Management & Research
  Shares
 CREDIT SUISSE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
 Global Post-Venture Capital Portfolio                          Credit Suisse Asset Management,
                                                                LLC

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or

(SIDEBAR)
A deferred sales charge may apply.
(END SIDEBAR)

contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                     DEFERRED SALES CHARGE
               ----------------------------------
               FLEXIBLE PAYMENT   SINGLE PAYMENT
BEGINNING OF   VARIABLE ANNUITY  VARIABLE ANNUITY
CONTRACT YEAR      CONTRACT          CONTRACT
-------------  ----------------  ----------------
         1               9.0%              6.0%
         2               8.1               5.4
         3               7.2               4.8
         4               6.3               4.2
         5               5.4               3.6
         6               4.5               3.0
         7               3.6               2.4
         8               2.7               1.8
         9               1.8               1.2
        10               0.9               0.6
        11                 0                 0

No deferred sales charge is deducted from the accumulation value withdrawn if:

    - the withdrawal occurs after a contract has been in force for at least ten contract years,

    - withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    -  the withdrawal is on account of the annuitant's death, or

(SIDEBAR)

We pay broker-dealers to sell the contracts.

(END SIDEBAR)

    - the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

    - the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

    - certain amounts of a contract's accumulation value are withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details);


    - for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.


If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

As a percentage of purchase payments paid to the contracts, Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter, may pay up to 4.75% of the amount of those purchase payments to broker-dealers responsible for the sales of the contracts. In addition, Securian Financial or we will pay, based uniformly on the sale of variable annuity contracts by broker-dealers, credits which allow registered representatives responsible for sales of variable annuity contracts to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of the insurance and/or investment products that we offer. Credits may cover things such as the registered representatives' transportation, hotel accommodations, meals, and registration fees. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

(SIDEBAR)
The mortality and expense risk charge is 1.25%. We may increase it to 1.40%.

You can instruct us how to vote Fund shares.
(END SIDEBAR)

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

(SIDEBAR)
The contract is a flexible payment variable annuity. It is also available as a single payment contract.

We issue the contract to you and you select the annuitant.
(END SIDEBAR)

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

    (a) Single Payment Variable Annuity Contract

        This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

    (b) Flexible Payment Variable Annuity Contract

        This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

(SIDEBAR)
You cannot pay more than $1 million unless we consent.

We may cancel your contract if you stop making payments and have a small accumulation value.
(END SIDEBAR)

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

    - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

    - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.

The contract is non-participating.
(END SIDEBAR)
that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Fund Portfolios selected by the contract owner. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds, and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.

(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.


You tell us when to start making annuity payments to the annuitant.

(END SIDEBAR)

2. Electing the Retirement Date and Form of Annuity

The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. Other annuity options may be available from us on request.

While the contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

Each contract permits an annuity payment to begin on the first day of any month. Under the contracts payment must begin before the later of the 85th birthday of the annuitant, or five years after the date of issue of the contracts. A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period

(SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)
certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue during the remainder of the fixed period to the beneficiary. Contracts issued prior to May of 1993, or such later date as we receive regulatory approval to issue these new contracts in a state and are administratively able to do so, may allow the election of a period certain option of less than five years. In the event of the death of the annuitant, you or the beneficiary may elect that
(1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or
(2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0.00% to 3.50% and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). For contracts issued after May, 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected.

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Progressive Annuity table with an age setback of six years and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

If, when annuity payments are elected, we are using annuity rates for this contract which result in larger annuity payments, we will use those rates instead.

(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed to be not less than your purchase payments less withdrawals. (END SIDEBAR)

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    -  when payments must begin, and

    -  the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period - the period before annuity payments begin - each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.

Subsequent purchase payments are credited on the day we receive them, or on the next business day if they arrive late in the day.
(END SIDEBAR)
originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    - days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.


Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized of fraudulent instructions. We require that you, or persons authorized by you, long-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known a automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the General Account or in the Advantus Fund Maturing Government Bond portfolios, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contract either us or your registered representative via Internet email. Please remember that an email is not a valid substitute for a written request that requires your signature.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

3. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

4. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    - the value of an accumulation unit on the immediately preceding valuation date by

    - the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

5. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651)665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    -  the accumulation value of the contract, or

    -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS


We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code. The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income) . Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS


Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.


For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.


The requirements of (b) above will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:


    - one of a series of substantially equal annual (or more frequent) payments made:

         -   over the life or life expectancy of the employee,

         - over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

         -   for a specified period of ten years or more;

    -   a required minimum distribution;

    -   a hardship distribution; or

    -   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon
(1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION


   The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.


                                                            YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,
                                           2001         2000         1999         1998         1997         1996         1995
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Growth Sub-Account:
  Unit value at beginning of period...        $5.11        $6.62        $5.34        $4.01        $3.04        $2.63        $2.14
  Unit value at end of period.........        $3.80        $5.11        $6.62        $5.34        $4.01        $3.04        $2.63
  Number of units outstanding at end
   of period..........................   36,996,585   44,741,308   49,216,657   47,805,851   44,705,247   38,448,452   35,809,340
Bond Sub-Account:
  Unit value at beginning of period...        $2.60        $2.38        $2.48        $2.37        $2.19        $2.15        $1.82
  Unit value at end of period.........        $2.77        $2.60        $2.38        $2.48        $2.37        $2.19        $2.15
  Number of units outstanding at end
   of period..........................   40,325,182   40,948,594   48,459,470   51,341,159   43,266,404   36,732,062   28,069,241
Money Market Sub-Account:
  Unit value at beginning of period...        $1.83        $1.75        $1.69        $1.63        $1.57        $1.52        $1.46
  Unit value at end of period.........        $1.87        $1.83        $1.75        $1.69        $1.63        $1.57        $1.52
  Number of units outstanding at end
   of period..........................   26,755,160   20,332,821   41,200,616   27,959,675   19,804,841   22,929,634   14,809,515
Asset Allocation Sub-Account:
  Unit value at beginning of period...        $4.00        $4.51        $3.96        $3.25        $2.76        $2.49        $2.01
  Unit value at end of period.........        $3.37        $4.00        $4.51        $3.96        $3.25        $2.76        $2.49
  Number of units outstanding at end
   of period..........................   89,702,593  110,523,979  121,522,399  120,373,228  119,491,402  116,211,650  110,975,477
Mortgage Securities Sub-Account:
  Unit value at beginning of period...        $2.54        $2.30        $2.28        $2.17        $2.01        $1.93        $1.66
  Unit value at end of period.........        $2.73        $2.54        $2.30        $2.28        $2.17        $2.01        $1.93
  Number of units outstanding at end
   of period..........................   38,356,257   35,322,437   40,937,593   41,507,338   34,751,197   32,527,955   31,277,934
Index 500 Sub-Account:
  Unit value at beginning of period...        $5.12        $5.72        $4.81        $3.81        $2.91        $2.43        $1.79
  Unit value at end of period.........        $4.43        $5.12        $5.72        $4.81        $3.81        $2.91        $2.43
  Number of units outstanding at end
   of period..........................   48,729,709   57,419,887   64,735,863   60,268,563   54,579,265   46,097,553   35,272,024
Capital Appreciation Sub-Account:
  Unit value at beginning of period...        $5.11        $5.76        $4.79        $3.71        $2.93        $2.52        $2.08
  Unit value at end of period.........        $3.80        $5.11        $5.76        $4.79        $3.71        $2.93        $2.52
  Number of units outstanding at end
   of period..........................   36,552,734   43,737,791   49,725,886   53,894,481   53,582,481   51,023,999   45,964,468
International Stock Sub-Account:
  Unit value at beginning of period...        $2.40        $2.41        $2.01        $1.91        $1.73        $1.46        $1.30
  Unit value at end of period.........        $2.11        $2.40        $2.41        $2.01        $1.91        $1.73        $1.46
  Number of units outstanding at end
   of period..........................   66,295,954   78,843,583   89,983,922   99,956,739  103,600,602   86,521,264   68,725,183
Small Company Growth Sub-Account:
  Unit value at beginning of period...        $2.24        $2.56        $1.78        $1.78        $1.67        $1.59        $1.22
  Unit value at end of period.........        $1.89        $2.24        $2.56        $1.78        $1.78        $1.67        $1.59
  Number of units outstanding at end
   of period..........................   49,424,891   58,341,477   61,721,924   69,789,850   68,590,765   59,295,273   43,234,716
Maturing Government Bond 2002
  Sub-Account:
  Unit value at beginning of period...        $1.47        $1.37        $1.40        $1.29        $1.21        $1.20        $0.97
  Unit value at end of period.........        $1.56        $1.47        $1.37        $1.40        $1.29        $1.21        $1.20
  Number of units outstanding at end
   of period..........................    4,405,136    4,447,621    5,090,494    4,526,963    2,938,848    2,935,860    2,417,823
Maturing Government Bond 2006
  Sub-Account:
  Unit value at beginning of period...        $1.63        $1.43        $1.57        $1.39        $1.25        $1.28        $0.96
  Unit value at end of period.........        $1.74        $1.63        $1.43        $1.57        $1.39        $1.25        $1.28
  Number of units outstanding at end
   of period..........................    4,145,135    3,285,116    3,776,193    3,881,227    2,665,421    2,334,109    1,878,731
Maturing Government Bond 2010
  Sub-Account:
  Unit value at beginning of period...        $1.74        $1.45        $1.66        $1.47        $1.27        $1.33        $0.95
  Unit value at end of period.........        $1.80        $1.74        $1.45        $1.66        $1.47        $1.27        $1.33
  Number of units outstanding at end
   of period..........................    2,672,564    2,534,718    3,079,844    3,046,112    2,017,743    2,077,124      924,681
Value Stock Sub-Account:
  Unit value at beginning of period...        $2.06        $2.12        $2.14        $2.13        $1.78        $1.38        $1.05
  Unit value at end of period.........        $1.82        $2.06        $2.12        $2.14        $2.13        $1.78        $1.38
  Number of units outstanding at end
   of period..........................   42,367,064   48,857,170   61,230,340   69,982,001   68,251,135   43,796,523   18,744,902
Small Company Value Sub-Account:
  Unit value at beginning of period...        $1.15        $0.91        $0.95        $1.03        $1.00(d)
  Unit value at end of period.........        $1.31        $1.15        $0.91        $0.95        $1.03
  Number of units outstanding at end
   of period..........................   14,970,572   11,880,948   10,422,707    7,555,601    4,822,504

                                             YEAR ENDED DECEMBER 31,
                                           1994        1993        1992
                                        ----------  ----------  ----------
Growth Sub-Account:
  Unit value at beginning of period...       $2.15       $2.08       $2.01
  Unit value at end of period.........       $2.14       $2.15       $2.08
  Number of units outstanding at end
   of period..........................  33,090,790  25,980,318  18,152,996
Bond Sub-Account:
  Unit value at beginning of period...       $1.93       $1.77       $1.68
  Unit value at end of period.........       $1.82       $1.93       $1.77
  Number of units outstanding at end
   of period..........................  23,798,963  18,794,458  11,267,890
Money Market Sub-Account:
  Unit value at beginning of period...       $1.42       $1.40       $1.38
  Unit value at end of period.........       $1.46       $1.42       $1.40
  Number of units outstanding at end
   of period..........................  11,720,778   9,783,391   7,414,734
Asset Allocation Sub-Account:
  Unit value at beginning of period...       $2.07       $1.97       $1.86
  Unit value at end of period.........       $2.01       $2.07       $1.97
  Number of units outstanding at end
   of period..........................  109,044,286 99,680,197  66,121,882
Mortgage Securities Sub-Account:
  Unit value at beginning of period...       $1.74       $1.61       $1.54
  Unit value at end of period.........       $1.66       $1.74       $1.61
  Number of units outstanding at end
   of period..........................  31,542,405  33,032,291  20,284,849
Index 500 Sub-Account:
  Unit value at beginning of period...       $1.80       $1.66       $1.56
  Unit value at end of period.........       $1.79       $1.80       $1.66
  Number of units outstanding at end
   of period..........................  29,639,298  23,455,059  16,294,129
Capital Appreciation Sub-Account:
  Unit value at beginning of period...       $2.06       $1.89       $1.82
  Unit value at end of period.........       $2.08       $2.06       $1.89
  Number of units outstanding at end
   of period..........................  40,739,415  30,907,396  21,822,440
International Stock Sub-Account:
  Unit value at beginning of period...       $1.32       $0.93       $1.00(a)
  Unit value at end of period.........       $1.30       $1.32       $0.93
  Number of units outstanding at end
   of period..........................  61,474,893  38,637,487  16,751,564
Small Company Growth Sub-Account:
  Unit value at beginning of period...       $1.16       $1.00(b)
  Unit value at end of period.........       $1.22       $1.16
  Number of units outstanding at end
   of period..........................  29,723,609   9,554,322
Maturing Government Bond 2002
  Sub-Account:
  Unit value at beginning of period...       $1.00(c)
  Unit value at end of period.........       $0.97
  Number of units outstanding at end
   of period..........................   2,528,509
Maturing Government Bond 2006
  Sub-Account:
  Unit value at beginning of period...       $1.00(c)
  Unit value at end of period.........       $0.96
  Number of units outstanding at end
   of period..........................   1,808,705
Maturing Government Bond 2010
  Sub-Account:
  Unit value at beginning of period...       $1.00(c)
  Unit value at end of period.........       $0.95
  Number of units outstanding at end
   of period..........................     913,358
Value Stock Sub-Account:
  Unit value at beginning of period...       $1.00(c)
  Unit value at end of period.........       $1.05
  Number of units outstanding at end
   of period..........................   7,178,675
Small Company Value Sub-Account:
  Unit value at beginning of period...
  Unit value at end of period.........
  Number of units outstanding at end
   of period..........................


PAGE A-1

                                                              YEAR ENDED DECEMBER 31,
                                             2001         2000         1999         1998         1997
                                          -----------  -----------  -----------  -----------  -----------
Global Bond Sub-Account:
  Unit value at beginning of period.....        $1.04        $1.04        $1.14        $1.00        $1.00(d)
  Unit value at end of period...........        $1.02        $1.04        $1.04        $1.14        $1.00
  Number of units outstanding at end of
   period...............................   29,537,291   29,794,509   28,982,189   26,841,307   25,083,345
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period.....        $1.51        $1.32        $1.16        $1.00        $1.00(d)
  Unit value at end of period...........        $1.48        $1.51        $1.32        $1.16        $1.00
  Number of units outstanding at end of
   period...............................   10,851,086   11,875,613   11,781,426    7,779,280    5,020,041
Macro-Cap Value Sub-Account:
  Unit value at beginning of period.....        $1.14        $1.24        $1.18        $0.98        $1.00(e)
  Unit value at end of period...........        $1.03        $1.14        $1.24        $1.18        $0.98
  Number of units outstanding at end of
   period...............................   12,894,074   15,947,454   14,276,707    8,485,870    5,003,390
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period.....        $1.96        $2.51        $1.02        $0.91        $1.00(d)
  Unit value at end of period...........        $1.72        $1.96        $2.51        $1.02        $0.91
  Number of units outstanding at end of
   period...............................   13,868,152   16,303,716   11,992,142    6,922,652    5,019,879
Real Estate Securities Sub-Account:
  Unit value at beginning of period.....        $1.01        $0.81        $0.86        $1.00(f)
  Unit value at end of period...........        $1.10        $1.01        $0.81        $0.86
  Number of units outstanding at end of
   period...............................    8,728,831    7,203,711    6,242,074    5,887,391
Templeton Developing Markets Securities
  Sub-Account:
  Unit value at beginning of period.....        $0.55        $0.82        $0.54        $0.69        $1.00(d)
  Unit value at end of period...........        $0.50        $0.55        $0.82        $0.54        $0.69
  Number of units outstanding at end of
   period...............................   10,821,061   12,282,847    9,817,346    4,908,432      724,374
Templeton Global Asset Allocation
  Sub-Account:
  Unit value at beginning of period.....        $0.97        $1.00(h)
  Unit value at end of period...........        $0.86        $0.97
  Number of units outstanding at end of
   period...............................    1,199,408       35,890
Franklin Small Cap Sub-Account:
  Unit value at beginning of period.....        $0.81        $1.00(h)
  Unit value at end of period...........        $0.67        $0.81
  Number of units outstanding at end of
   period...............................    4,241,954    1,286,165
Fidelity VIP Mid Cap Sub-Account:
  Unit value at beginning of period.....        $1.24        $1.00(g)
  Unit value at end of period...........        $1.18        $1.24
  Number of units outstanding at end of
   period...............................   10,774,179   11,054,158
Fidelity VIP Contrafund Sub-Account:
  Unit value at beginning of period.....        $0.94        $1.00(g)
  Unit value at end of period...........        $0.81        $0.94
  Number of units outstanding at end of
   period...............................   14,483,654   13,258,550
Fidelity VIP Equity-Income Sub-Account:
  Unit value at beginning of period.....        $1.12        $1.00(g)
  Unit value at end of period...........        $1.05        $1.12
  Number of units outstanding at end of
   period...............................   13,208,284    5,449,241
Janus Aspen Capital Appreciation
  Sub-Account:
  Unit value at beginning of period.....        $0.81        $1.00(g)
  Unit value at end of period...........        $0.62        $0.81
  Number of units outstanding at end of
   period...............................   22,757,280   24,908,603
Janus Aspen International Growth
  Sub-Account:
  Unit value at beginning of period.....        $0.82        $1.00(g)
  Unit value at end of period...........        $0.62        $0.82
  Number of units outstanding at end of
   period...............................   18,316,427   18,557,868
Credit Suisse Trust Global Post-Venture
  Capital Sub-Account:
  Unit value at beginning of period.....        $0.75        $1.00(h)
  Unit value at end of period...........        $0.53        $0.75
  Number of units outstanding at end of
   period...............................      600,306      311,865


(a) Period from May 1, 1992, commencement of operations, to December 31, 1992.
(b) Period from May 3, 1993, commencement of operations, to December 31, 1993.
(c) Period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Period from October 1, 1997, commencement of operations, to December 31,
    1997.
(e) Period from October 15, 1997, commencement of operations, to December 31, 1997.
(f) Period from April 24, 1998, commencement of operations, to December 31,
    1998.
(g) Period from February 1, 2000, commencement of operations to December 31,
    2000.
(h) Period from August 1, 2000, commencement of operations to December 31, 2000.

                                                                        PAGE A-2

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.68% and 10.00%.



For illustration purposes, an average annual expense equal to 2.18% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.18% includes: 1.25% for Mortality and Expense Risk, and an average of 0.93% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Fund Annual Expense table found in the front of this prospectus and is based on the total annual fund operating expenses with waivers or reductions applied. All portfolios, including those that may not be available until a later date, have been included in the average except for the Maturing Government Bond portfolios which are only available for contracts issued prior to May 1, 2000.


The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based on the proposed annuitant"s date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

PAGE B-1

                         VARIABLE ANNUITY INCOME DETAIL



PREPARED FOR: Client                             SEX: Male    DATE OF BIRTH: 06/01/1937
PRESENTED BY: MN Life                            ANNUITY COMMENCEMENT: 05/01/2002
ANNUITIZATION OPTION: 10 Year Certain with       FUNDS: Non-Qualified
Life Contingency                                 ISSUE STATE: MN
LIFE EXPECTANCY: 20.0(IRS) 18.1(ML)              SINGLE PAYMENT RECEIVED: $100,000.00
INITIAL MONTHLY INCOME: $663.26                  AMOUNT ALLOCATED TO VARIABLE: $100,000.00



The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.



                                                                 MONTHLY INCOME ASSUMING
                                                                  ANNUAL RATE OF RETURN
                                                        -----------------------------------------
                                 BEGINNING              0.00% GROSS    6.68% GROSS   10.00% GROSS
DATE                              OF YEAR      AGE      (-2.18% NET)   (4.50% NET)   (7.82% NET)
----                             ---------   --------   ------------   -----------   ------------
May 01, 2002...................      1          65          663            663            663
May 01, 2003...................      2          66          621            663            684
May 01, 2004...................      3          67          581            663            706
May 01, 2005...................      4          68          544            663            729
May 01, 2006...................      5          69          509            663            752
May 01, 2008...................      7          71          446            663            800
May 01, 2010...................      9          73          391            663            852
May 01, 2012...................     11          75          343            663            907
May 01, 2014...................     13          77          300            663            965
May 01, 2016...................     15          79          263            663          1,028
May 01, 2018...................     17          81          230            663          1,094
May 01, 2020...................     19          83          202            663          1,165
May 01, 2022...................     21          85          177            663          1,240
May 01, 2024...................     23          87          155            663          1,320
May 01, 2026...................     25          89          136            663          1,405
May 01, 2028...................     27          91          119            663          1,496
May 01, 2030...................     29          93          104            663          1,592
May 01, 2032...................     31          95           91            663          1,695
May 01, 2034...................     33          97           80            663          1,804
May 01, 2037...................     36         100           66            663          1,982



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $703.90.



Net rate of return reflects expenses totaling 2.18%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge and 0.93% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.42% to 1.82%). Under the terms of the contract, the maximum possible charge for mortality and expense risk would be 1.40%.



Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the Variable Annuity Account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.



 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.



                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.



                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY


                                                                        PAGE B-2

APPENDIX C -- TYPES OF QUALIFIED PLANS


PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions,


PAGE C-1
premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAs

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charge. Other special rules may apply. Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or
(4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE C-2

                                      PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               Variable Annuity Account

           Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number        Caption in Statement of Additional Information

   15.             Cover Page

   16.             Cover Page

   17.             Directors and Principal Management Officers of Minnesota
                   Life

   18.             Not Applicable

   19.             Not Applicable

   20.             Distribution of Contracts

   21.             Performance Data

   22.             Not Applicable

   23.             Financial Statements

                            Variable Annuity Account
                 ("Variable Annuity Account"), a Separate Account of


                         Minnesota Life Insurance Company
                                ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098

                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2002

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE


  Directors                         Principal Occupation

Anthony L. Andersen           Retired since November 1999, prior thereto
                              Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota (Adhesive Products)

Richard H. Anderson           Chief Executive Officer, Northwest Airlines, Inc.,
                              since February 2001; prior thereto for more than five years Executive Vice President and Chief
                              Operating Officer

John F. Grundhofer            Chairman, U.S. Bancorp, Minneapolis,
                              Minnesota (Banking)

Robert E. Hunstad             Executive Vice President, Minnesota
                              Life Insurance Company

Reatha C. King Ph.D.          President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota

Dennis E. Prohofsky           Executive Vice President, General
                              Counsel and Secretary, Minnesota
                              Life Insurance Company

Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life Insurance
                              Company

Michael E. Shannon            Retired since December 1999, prior thereto for
                              more than five years Chairman, Chief Financial and Administrative Officer, Ecolab, Inc.,
                              St. Paul, Minnesota (Develops and Markets Cleaning and Sanitizing Products)

William N. Westhoff           Senior Vice President and Treasurer,
                              Minnesota Life Insurance Company since
                              April 1998, prior thereto from August 1994 to October 1997, Senior Vice President, Global
                              Investments, American Express Financial
                              Corporation, Minneapolis, Minnesota

Principal Officers (other than Directors)


            Name                     Position

      John F. Bruder              Senior Vice President

      Keith M. Campbell           Senior Vice President

      James E. Johnson            Senior Vice President

      Gregory S. Strong           Senior Vice President and Chief Financial
                                  Officer


      Randy F. Wallake            Executive Vice President

Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

DISTRIBUTION OF CONTRACTS

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Minnesota Life is also the sole owner of the shares of Advantus Capital Management Inc., a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and Amounts paid by Minnesota Life to the underwriter for 2001, 2000, and 1999, were $11,309,746, $16,138,258 and
$16,104,617 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2001 were 0.34% and 0.34%, respectively. Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charges, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract and at 6% for the single payment contract, and decrease uniformly each month for 120 months).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 2001 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.

                             CUMULATIVE TOTAL RETURN


                                                        From Inception            Date of
                                                          to 12/31/01            inception
                                                          -----------            ---------

Growth Sub-Account                                 (259.88%)       263.12%       12/3/85

Bond Sub-Account                                   (172.13%)       173.73%       12/3/85

Money Market Sub-Account                            (82.40%)        85.98%       12/3/85

Asset Allocation Sub-Account                       (227.85%)       228.58%       12/3/85

Mortgage Securities Sub-Account                    (172.22%)       172.80%        6/1/87

Index 500 Sub-Account                              (342.30%)       343.71%        6/1/87

Capital Appreciation Sub-Account                   (277.17%)       281.30%        6/1/87

International Stock Sub-Account                    (110.50%)       110.55%        5/1/92

Small Company Growth Sub-Account                    (88.92%)        88.93%        5/3/93

Maturing Government Bond
  2002 Sub-Account                                  (55.79%)        59.59%        5/2/94

Maturing Government Bond
  2006 Sub-Account                                  (73.32%)        79.68%        5/2/94

Maturing Government Bond
  2010 Sub-Account                                  (75.61%)        87.54%        5/2/94

Value Stock Sub-Account                             (81.68%)        81.94%        5/2/94

Small Company Value Sub-Account                     (29.23%)        29.72%       10/1/97

Global Bond Sub-Account                              (1.53%)         1.53%       10/1/97

Index 400 Mid-Cap Sub-Account                       (46.79%)        47.40%       10/1/97

Macro-Cap Value Sub-Account                          (3.95%)         4.06%      10/15/97

Micro-Cap Growth Sub-Account                        (61.89%)        62.60%       10/1/97

Real Estate Securities Sub-Account                   (8.96%)         9.26%       5/1/98

Templeton Developing Markets
  Securities Class 2 Sub-Account                   (-50.07%)       -50.07%       10/1/97

Fidelity VIP ContraFund Service Class 2
  Sub-Account                                      (-18.48%)       -18.48%       2/1/00

Fidelity VIP Mid Cap Service Class 2
  Sub-Account                                       (20.70%)        20.70%       2/1/00

Fidelity VIP Equity-Income Service Class 2
  Sub-Account                                        (4.67%)         4.67%       2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account                       (-36.64%)       -36.64%       2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account                       (-37.43%)       -37.43%       2/1/00

Franklin Small Cap Class 2 Sub-Account             (-28.48%)       -28.48%       8/1/00

Templeton Global Asset Allocation Class 2
  Sub-Account                                      (-12.89%)       -12.89%       8/1/00

Credit Suisse Global Post-Venture
  Capital Sub-Account                              (-44.18%)       -44.18%       8/1/00

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses.

For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbed the fees and expenses that exceeded .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolios of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Funds and 1.00% of the average daily net assets of the International Stock Portfolios of the Fund exclusive of the advisory fee. For the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceeded .90% of the average daily net assets of the Value Stock Portfolios, .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010, .20% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. For the period subsequent to October 1, 1997, Minnesota Life has voluntarily absorbed fees and expenses that exceeded .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. Subsequent to May 1, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceeded .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002, and .90% of the average daily net assets of the Real Estate Securities Portfolio.

For the period January 1, 1999 through December 31, 1999 Minnesota Life voluntarily absorbed the following: Maturing Government Bond 2002 0.68%; Maturing Government Bond 2006 0.86%; Maturing Government Bond 2010 1.03%; Small Company Value 0.66%; Index 400 Mid Cap 0.45%; Macro Cap Value 0.63%; Micro Cap Growth 0.32%; Real Estate Securities 1.15%. Prior to May 1, 2000, Minnesota Life voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, .90% of average daily net assets for the Small Company Value Porfolio, and Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, .85% of average daily net assets for the Macro-Cap Value Portfolio, and 1.25% of average daily net assets for the Micro-Cap Growth Portfolio. Effective May 1, 2000, Advantus Capital Management, Inc. (Advantus Capital) voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, 1.00% of average daily net assets for the Macro-Cap Value Portfolio, and 1.35% of average daily net assets for the Micro-Cap Growth Portfolio. Effective January 1, 2002, Advantus Capital is voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, 0.40% of average daily net assets for each of the three Maturing Government Bond Portfolios, 0.55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.07% of average daily net assets for the Macro-Cap Value Portfolio, and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio.

There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with both the flexible premium and single premium contracts described in the Prospectus, for the specified periods ended December 31, 2000 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                                            Flexible Premium Contract
                                                                            -------------------------

                                                                                                                        Date of
                                          Year Ended            Five Years         Ten Years       From Inception      Inception
                                           12/31/01           Ended 12/31/01     Ended 12/31/01     to 12/31/01      of Sub-Account
                                           --------           --------------    --------------      -----------      --------------
Growth Sub-Account                    (-30.94%)   -30.94%    (3.69%)   3.69%   (6.55%)    6.55%   (n/a)       n/a       12/3/85

Bond Sub-Account                       (-1.26%)    -1.26%    (3.93%)   3.93%   (5.09%)    5.09%   (n/a)       n/a       12/3/85

Money Market Sub-Account               (-5.00%)    -5.00%    (2.75%)   2.75%   (3.14%)    3.15%   (n/a)       n/a       12/3/85

Asset Allocation Sub-Account          (-21.47%)   -21.47%    (3.24%)   3.24%   (6.15%)    6.15%   (n/a)       n/a       12/3/85

Mortgage Securities Sub-Account         (-.29%)     -.29%    (5.42%)   5.42%   (5.93%)    5.93%   (n/a)       n/a        6/1/87

Index 500 Sub-Account                 (-19.55%)   -19.55%    (7.88%)   7.88%  (10.99%)   10.99%   (n/a)       n/a        6/1/87

Capital Appreciation
  Sub-Account                         (-30.79%)   -30.79%    (4.51%)   4.51%   (7.63%)    7.63%   (n/a)       n/a        6/1/87

International Stock Sub-Account       (-18.61%)   -18.61%    (3.19%)   3.19%   (n/a)      n/a     (7.97%)     7.97%      5/1/92

Small Company Growth
  Sub-Account                         (-21.77%)   -21.77%    (1.64%)   1.64%   (n/a)      n/a     (7.48%)     7.48%      5/3/93

Maturing Government Bond
  2002 Sub-Account                     (-2.42%)    -1.58%    (3.67%)   4.41%   (n/a)      n/a     (5.25%)     6.01%      5/2/94

                                                                            Flexible Premium Contract
                                                                            -------------------------

                                                                                                                        Date of
                                          Year Ended            Five Years         Ten Years       From Inception      Inception
                                           12/31/01           Ended 12/31/01     Ended 12/31/01     to 12/31/01      of Sub-Account
                                           --------           --------------    --------------      -----------      --------------
Maturing Government Bond
  2006 Sub-Account                     (-1.84%)    -1.10%    (5.11%)   5.98%   (n/a)      n/a     (6.65%)     7.66%      5/2/94

Maturing Government Bond
  2010 Sub-Account                     (-5.03%)    -3.93%    (5.12%)   6.47%   (n/a)      n/a     (6.76%)     8.27%      5/2/94

Value Stock Sub-Account               (-17.92%)   -17.92%    (-.35%)   -.35%   (n/a)      n/a     (7.69%)     7.71%      5/2/94

Small Company Value
  Sub-Account                           (5.61%)     5.71%    (n/a)     n/a     (n/a)      n/a     (4.83%)     5.09%     10/1/97

Global Bond Sub-Account                (-9.80%)    -9.80%    (n/a)     n/a     (n/a)      n/a     (-.78%)     -.78%     10/1/97

Index 400 Mid-Cap  Sub-Account         (-9.50%)    -9.40%    (n/a)     n/a     (n/a)      n/a     (8.06%)     8.32%     10/1/97

Macro-Cap Value  Sub-Account          (-15.66%)   -15.46%    (n/a)     n/a     (n/a)      n/a     (-.68%)     -.19%    10/15/97

Micro-Cap Growth
  Sub-Account                         (-18.72%)   -18.72%    (n/a)     n/a     (n/a)      n/a    (10.85%)    10.86%     10/1/97

Real Estate Securities
  Sub-Account                            (.18%)      .68%    (n/a)     n/a     (n/a)      n/a     (-.13%)      .62%      5/1/98

Templeton Developing
  Markets Securities Class 2
  Sub-Account                         (-15.77%)   -15.77%    (n/a)     n/a     (n/a)      n/a    (-16.03%)  -16.03%     10/1/97

Fidelity VIP ContraFund
  Service Class 2
  Sub-Account                         (-19.75%)   -19.75%    (n/a)     n/a     (n/a)      n/a    (-13.22%)  -13.22%      2/1/00

                                                                            Flexible Premium Contract
                                                                            -------------------------

                                                                                                                        Date of
                                          Year Ended            Five Years         Ten Years       From Inception      Inception
                                           12/31/01           Ended 12/31/01     Ended 12/31/01     to 12/31/01      of Sub-Account
                                           --------           --------------    --------------      -----------      --------------
Fidelity VIP Mid Cap
  Service Class 2
  Sub-Account                         (-11.62%)   -11.62%    (n/a)     n/a     (n/a)      n/a     (6.47%)     6.47%      2/1/00

Fidelity VIP Equity-Income
  Service Class 2
  Sub-Account                         (-13.18%)   -13.18%    (n/a)     n/a     (n/a)      n/a    (-1.16%)    -1.16%      2/1/00

Janus Aspen Capital Appreciation
  Service Shares
  Sub-Account                         (-28.25%)   -28.25%    (n/a)     n/a     (n/a)      n/a   (-23.90%)   -23.90%      2/1/00

Janus Aspen International Growth
  Service Shares
  Sub-Account                         (-29.70%)   -29.70%    (n/a)     n/a     (n/a)      n/a   (-24.39%)   -24.39%      2/1/00

Franklin Small Cap Class 2
  Sub-Account                         (-22.27%)   -22.27%    (n/a)     n/a     (n/a)      n/a   (-28.00%)   -28.00%      8/1/00

Templeton Global Asset Allocation
  Class 2  Sub-Account                (-17.46%)   -17.46%    (n/a)     n/a     (n/a)      n/a   (-14.42%)   -14.42%      8/1/00

Credit Suisse Global
  Post-Venture Capital
  Sub-Account                         (-34.42%)   -34.42%    (n/a)     n/a     (n/a)      n/a   (-39.31%)   -39.31%      8/1/00

Single Premium Contract
-----------------------
                                                                                                                        Date of
                                          Year Ended            Five Years         Ten Years       From Inception      Inception
                                           12/31/01           Ended 12/31/01     Ended 12/31/01     to 12/31/01      of Sub-Account
                                           --------           --------------    --------------      -----------      --------------
Growth Sub-Account                    (-29.21%)   -29.21%    (3.97%)   3.97%   (6.55%)    6.55%  (n/a)        n/a       12/3/85

Bond Sub-Account                        (1.35%)     1.35%    (4.22%)   4.22%   (5.09%)    5.09%  (n/a)        n/a       12/3/85

Money Market Sub-Account               (-2.50%)    -2.50%    (3.04%)   3.04%   (3.14%)    3.15%  (n/a)        n/a       12/3/85

Asset Allocation
  Sub-Account                         (-19.45%)   -19.45%    (3.52%)   3.52%   (6.15%)    6.15%  (n/a)        n/a       12/3/85

Mortgage Securities
  Sub-Account                           (2.35%)     2.35%    (5.72%)   5.72%   (5.93%)    5.93%  (n/a)        n/a        6/1/87

Index 500 Sub-Account                 (-17.48%)   -17.48%    (8.18%)   8.18%  (10.99%)   10.99%  (n/a)        n/a        6/1/87

Capital Appreciation
  Sub-Account                         (-29.05%)   -29.05%    (4.79%)   4.79%   (7.63%)    7.63%  (n/a)        n/a        6/1/87

International Stock
  Sub-Account                         (-16.51%)   -16.51%    (3.47%)   3.47%   (n/a)      n/a    (7.98%)      7.98%      5/1/92

Small Company Growth
  Sub-Account                         (-19.77%)   -19.77%    (1.92%)   1.92%   (n/a)      n/a    (7.52%)      7.52%      5/3/93

Maturing Government Bond
  2002 Sub-Account                       (.18%)     1.02%    (3.97%)   4.71%   (n/a)      n/a    (5.34%)      6.10%      5/2/94

Maturing Government Bond
  2006 Sub-Account                       (.77%)     1.51%    (5.41%)   6.28%   (n/a)      n/a    (6.75%)      7.76%      5/2/94

Single Premium Contract
-----------------------
                                                                                                                        Date of
                                          Year Ended            Five Years         Ten Years       From Inception      Inception
                                           12/31/01           Ended 12/31/01     Ended 12/31/01     to 12/31/01      of Sub-Account
                                           --------           --------------    --------------      -----------      --------------
Maturing Government Bond
  2010 Sub-Account                     (-2.50%)    -1.40%    (5.42%)   6.77%   (n/a)      n/a     (6.85%)     8.36%      5/2/94

Value Stock Sub-Account               (-15.80%)   -15.80%    (-.08%)   -.08%   (n/a)      n/a     (7.78%)     7.80%      5/2/94

Small Company Value
  Sub-Account                           (8.42%)     8.52%    (n/a)     n/a     (n/a)      n/a     (5.25%)     5.50%     10/1/97

Global Bond Sub-Account                (-7.45%)    -7.45%    (n/a)     n/a     (n/a)      n/a     (-.39%)     -.39%     10/1/97

Index 400 Mid-Cap
  Sub-Account                          (-7.13%)    -7.03%    (n/a)     n/a     (n/a)      n/a     (8.47%)     8.73%     10/1/97

Macro-Cap Value
  Sub-Account                         (-13.47%)   -13.27%    (n/a)     n/a     (n/a)      n/a     (-.31%)      .19%    10/15/97

Micro-Cap Growth
  Sub-Account                         (-16.62%)   -16.62%    (n/a)     n/a     (n/a)      n/a    (11.28%)    11.29%     10/1/97

Real Estate Securities
  Sub-Account                           (2.84%)     3.34%    (n/a)     n/a     (n/a)      n/a      (.37%)     1.13%      5/1/98

Templeton Developing
  Markets Securities Class 2
  Sub-Account                         (-13.59%)   -13.59%    (n/a)     n/a     (n/a)      n/a   (-15.71%)   -15.71%     10/1/97

Fidelity VIP ContraFund
  Service Class 2
  Sub-Account                         (-17.69%)   -17.69%    (n/a)     n/a     (n/a)      n/a   (-12.17%)   -12.17%      2/1/00

Fidelity VIP Mid Cap
  Service Class 2
  Sub-Account                          (-9.32%)    -9.32%    (n/a)     n/a     (n/a)      n/a     (7.77%)     7.77%      2/1/00

Single Premium Contract
-----------------------
                                                                                                                        Date of
                                          Year Ended            Five Years         Ten Years       From Inception      Inception
                                           12/31/01           Ended 12/31/01     Ended 12/31/01     to 12/31/01      of Sub-Account
                                           --------           --------------    --------------      -----------      --------------
Fidelity VIP Equity-Income
  Service Class 2
  Sub-Account                         (-10.92%)   -10.92%    (n/a)     n/a     (n/a)     n/a       (.04%)      .04%      2/1/00

Janus Aspen Capital Appreciation
  Service Shares
  Sub-Account                         (-26.43%)   -26.43%    (n/a)     n/a     (n/a)     n/a    (-23.00%)   -23.00%      2/1/00

Janus Aspen International Growth
  Service Shares
  Sub-Account                         (-27.93%)   -27.93%    (n/a)     n/a     (n/a)     n/a    (-23.49%)   -23.49%      2/1/00

Franklin Small Cap Class 2
  Sub-Account                         (-20.28%)   -20.28%    (n/a)     n/a     (n/a)     n/a    (-26.75%)   -26.75%      8/1/00

Templeton Global Asset Allocation
  Class 2  Sub-Account                (-15.33%)   -15.33%    (n/a)     n/a     (n/a)     n/a    (-12.93%)   -12.93%      8/1/00

Credit Suisse Global
  Post-Venture Capital
  Sub-Account                         (-32.79%)   -32.79%    (n/a)     n/a     (n/a)     n/a    (-38.29%)   -38.29%      8/1/00

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2000 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                                                                                      Date of
                                          Year Ended           Five Years        Ten Years       From Inception     Inception
                                           12/31/01          Ended 12/31/01    Ended 12/31/01     to 12/31/01      of Sub-Account
                                            --------         --------------    --------------     -----------      --------------
Growth Sub-Account                    (-25.74%)   -25.74%    (4.51%)   4.51%   (6.55%)    6.55%   (n/a)       n/a       12/3/85

Bond Sub-Account                        (6.56%)     6.56%    (4.80%)   4.80%   (5.09%)    5.09%   (n/a)       n/a       12/3/85

Money Market Sub-Account                (2.50%)     2.50%    (3.60%)   3.60%   (3.14%)    3.15%   (n/a)       n/a       12/3/85

Asset Allocation
  Sub-Account                         (-15.43%)   -15.43%    (4.08%)   4.08%   (6.15%)    6.15%   (n/a)       n/a       12/3/85

Mortgage Securities
  Sub-Account                           (7.62%)     7.62%    (6.31%)   6.31%   (5.93%)    5.93%   (n/a)       n/a        6/1/87

Index 500 Sub-Account                 (-13.34%)   -13.34%    (8.76%)   8.76%   10.99%)   10.99%   (n/a)       n/a        6/1/87

Capital Appreciation
  Sub-Account                         (-25.57%)   -25.57%    (5.34%)   5.34%   (7.63%)    7.63%   (n/a)       n/a        6/1/87

International Stock
  Sub-Account                         (-12.31%)   -12.31%    (4.03%)   4.03%   (n/a)      n/a     (8.00%)     8.00%      5/1/92

Small Company Growth
  Sub-Account                         (-15.76%)   -15.76%    (2.47%)   2.47%   (n/a)      n/a     (7.62%)     7.62%      5/3/93

Maturing Government Bond
  2002 Sub-Account                      (5.37%)     6.21%    (4.55%)   5.29%   (n/a)      n/a     (5.53%)     6.29%      5/2/94

                                                                                                                      Date of
                                          Year Ended           Five Years        Ten Years       From Inception     Inception
                                           12/31/01          Ended 12/31/01    Ended 12/31/01     to 12/31/01      of Sub-Account
                                            --------         --------------    --------------     -----------      --------------
Maturing Government Bond
  2006 Sub-Account                      (5.99%)     6.73%    (6.00%)   6.87%   (n/a)      n/a     (6.93%)     7.94%      5/2/94

Maturing Government Bond
  2010 Sub-Account                      (2.56%)     3.66%    (6.00%)   7.35%   (n/a)      n/a     (7.04%)     8.55%      5/2/94

Value Stock Sub-Account               (-11.57%)   -11.57%     (.46%)    .46%   (n/a)      n/a     (7.96%)     7.98%      5/2/94

Small Company Value
  Sub-Account                          (14.05%)    14.15%    (n/a)     n/a     (n/a)      n/a     (6.05%)     6.31%     10/1/97

Global Bond Sub-Account                (-2.73%)    -2.73%    (n/a)     n/a     (n/a)      n/a      (.36%)      .36%     10/1/97

Index 400 Mid-Cap
  Sub-Account                          (-2.40%)    -2.30%    (n/a)     n/a     (n/a)      n/a     (9.29%)     9.55%     10/1/97

Macro-Cap Value
  Sub-Account                          (-9.09%)    -8.89%    (n/a)     n/a     (n/a)      n/a      (.44%)      .95%    10/15/97

Micro-Cap Growth
  Sub Account                         (-12.43%)   -12.43%    (n/a)     n/a     (n/a)      n/a    (12.10%)    12.11%     10/1/97

Real Estate Securities
  Sub-Account                           (8.17%)     8.67%    (n/a)     n/a     (n/a)      n/a     (1.35%)     2.11%     5/1/98

Templeton Developing
  Markets Securities Class 2
  Sub-Account                          (-9.23%)    -9.23%    (n/a)     n/a     (n/a)      n/a   (-15.08%)   -15.08%     10/1/97

Fidelity VIP ContraFund
  Service Class 2
  Sub-Account                         (-13.56%)   -13.56%    (n/a)     n/a     (n/a)      n/a   (-10.12%)   -10.12%      2/1/00

Fidelity VIP Mid Cap
  Service Class 2
  Sub-Account                          (-4.71%)    -4.71%    (n/a)     n/a     (n/a)      n/a    (10.32%)    10.32%      2/1/00

Fidelity VIP Equity-Income
  Service Class 2
  Sub-Account                          (-6.40%)    -6.40%    (n/a)     n/a     (n/a)      n/a     (2.41%)     2.41%      2/1/00

Janus Aspen Capital Appreciation
  Service Shares
  Sub-Account                         (-22.80%)   -22.80%    (n/a)     n/a     (n/a)      n/a   (-21.23%)   -21.23%      2/1/00

Janus Aspen International
  Growth Service Shares
  Sub-Account                         (-24.38%)   -24.38%    (n/a)     n/a     (n/a)      n/a   (-21.74%)   -21.74%      2/1/00

Franklin Small Cap Class 2
  Sub-Account                         (-16.30%)   -16.30%    (n/a)     n/a     (n/a)      n/a   (-24.29%)   -24.29%      8/1/00

Templeton Global Asset Allocation
  Class 2 Sub-Account                 (-11.07%)   -11.07%    (n/a)     n/a     (n/a)      n/a    (-9.98%)    -9.98%      8/1/00

Credit Suisse Global
  Post-Venture Capital
  Sub-Account                         (-29.52%)   -29.52%    (n/a)     n/a     (n/a)      n/a   (-36.27%)   -36.27%      8/1/00

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                      AVM = P(1 + AGR/2) to the power of 2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased any other date, however, may be materially different.

                                    AUDITORS

The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                               [KPMG LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Contract
  Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001, were confirmed to us by the respective sub-account mutual fund, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account at December 31, 2001, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                   /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                              -------------------------------
                                               ASSETS                                            GROWTH           BOND
                                               ------                                         -----------    ----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................  $159,860,949           --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --      136,717,695
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................          --             --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --             --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                159,860,949    136,717,695

Receivable for investments sold .............................................................        99,022         87,857
Receivable from Minnesota Life for contract purchase payments ...............................        44,066         43,015
                                                                                               ------------   ------------

            Total assets ....................................................................   160,004,037    136,848,567
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................        44,066         43,015
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................        99,022         87,857
                                                                                               ------------   ------------

            Total liabilities ...............................................................       143,088        130,872
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................  $159,860,949    136,717,695
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................  $140,411,775    111,569,954
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    11,865,747     18,189,765
Contracts in accumulation period (MegAnnuity) ...............................................     5,714,794      4,970,733
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............     1,638,806      1,462,145
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................       170,870        496,017
Contracts in annuity payment period (Megannuity) (note 2) ...................................        58,957         29,081
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................  $159,860,949    136,717,695
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    36,996,585     40,325,182
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    17,789,554     15,745,921
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,842,615      1,709,084
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................  $       3.80           2.77
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................  $       0.67           1.16
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................  $       3.10           2.91
                                                                                               ============   ============

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                  MONEY            ASSET
                                       ASSETS                                                     MARKET        ALLOCATION
                                       ------                                                  -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................          --             --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --             --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................    73,086,827           --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --      334,282,742
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                 73,086,827    334,282,742

Receivable for investments sold .............................................................       135,119        164,002
Receivable from Minnesota Life for contract purchase payments ...............................       354,277         78,651
                                                                                               ------------   ------------

            Total assets ....................................................................    73,576,223    334,525,395
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................       354,277         78,651
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................       135,119        164,002
                                                                                               ------------   ------------

            Total liabilities ...............................................................       489,396        242,653
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................    73,086,827    334,282,742
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................    50,154,073    302,665,647
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    19,548,492     20,132,459
Contracts in accumulation period (MegAnnuity) ...............................................     3,256,767      5,743,497
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............        97,297      5,239,247
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................        30,198        117,215
Contracts in annuity payment period (Megannuity) (note 2) ...................................          --          384,677
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................    73,086,827    334,282,742
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    26,755,160     89,702,593
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    18,083,995     24,352,253
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,593,977      1,760,361
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................          1.87           3.37
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................          1.08           0.83
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................          2.04           3.26
                                                                                               ============   ============
                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                               -------------------------------------
                                                                                                MORTGAGE       INDEX       CAPITAL
                                        ASSETS                                                 SECURITIES       500     APPRECIATION
                                        ------                                                 ----------      -----    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................        --           --            --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................        --           --            --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................        --           --            --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................        --           --            --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) ................................................................. 136,919,160         --            --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................        --    283,002,183          --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................        --           --     153,135,035
                                                                                              ----------- ------------  ------------
                                                                                              136,919,160  283,002,183   153,135,035

Receivable for investments sold .............................................................      59,464       91,338        78,425
Receivable from Minnesota Life for contract purchase payments ...............................      57,113      522,917        51,436
                                                                                              ----------- ------------  ------------

            Total assets .................................................................... 137,035,737  283,616,438   153,264,896
                                                                                              ----------- ------------  ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................      57,113      522,917        51,436
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................      59,464       91,338        78,425
                                                                                              ----------- ------------  ------------

            Total liabilities ...............................................................     116,577      614,255       129,861
                                                                                              ----------- ------------  ------------

            Net assets applicable to annuity contract owners ................................ 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ........................... 104,741,902  216,034,042   139,044,399
Contracts in accumulation period (MultiOption Classic/Achiever) .............................  28,061,095   21,558,741     6,388,948
Contracts in accumulation period (MegAnnuity) ...............................................   2,563,595   13,108,250     6,023,602
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............   1,231,266    3,378,796     1,521,664
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................     297,541      612,904       108,755
Contracts in annuity payment period (Megannuity) (note 2) ...................................      23,761       16,770        47,667
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................        --     28,292,680          --
                                                                                              ----------- ------------  ------------

            Total contract owners' equity ................................................... 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................  38,356,257   48,729,709    36,552,734
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................  23,580,046   25,641,202     7,632,051
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     812,810    2,891,401     1,546,270
                                                                                              =========== ============  ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................        2.73         4.43          3.80
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................        1.19         0.84          0.84
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................        3.15         4.53          3.90
                                                                                              =========== ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       -----------------------------
                                                                                                                            SMALL
                                                   ASSETS                                               INTERNATIONAL      COMPANY
                                                   ------                                                  STOCK            GROWTH
                                                                                                       --------------- -------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................   $154,874,874           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................           --      106,352,320
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................           --             --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................           --             --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................           --             --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................           --             --
                                                                                                       ------------   ------------
                                                                                                        154,874,874    106,352,320

Receivable for investments sold ....................................................................         79,112         31,463
Receivable from Minnesota Life for contract purchase payments ......................................         35,616         52,115
                                                                                                       ------------   ------------
            Total assets ...........................................................................    154,989,602    106,435,898
                                                                                                       ------------   ------------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................         35,616         52,115
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................         79,112         31,463
                                                                                                       ------------   ------------
            Total liabilities ......................................................................        114,728         83,578
                                                                                                       ------------   ------------
            Net assets applicable to annuity contract owners .......................................   $154,874,874    106,352,320
                                                                                                       ============   ============

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................   $139,728,905     93,408,711
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      8,926,620      8,101,414
Contracts in accumulation period (MegAnnuity) ......................................................      4,087,052      3,267,444
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      1,856,726      1,510,977
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................        103,501         49,528
Contracts in annuity payment period (Megannuity) (note 2) ..........................................        172,070         14,246
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................           --             --
                                                                                                       ------------   ------------

            Total contract owners' equity ..........................................................   $154,874,874    106,352,320
                                                                                                       ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................     66,295,954     49,424,891
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      9,578,861      7,844,387
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      1,775,314      1,605,262
                                                                                                       ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................   $       2.11           1.89
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................   $       0.93           1.03
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................   $       2.30           2.04
                                                                                                       ============   ============

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                         MATURING       MATURING
                                                                                                        GOVERNMENT     GOVERNMENT
                                                                                                          BOND           BOND
                                         ASSETS                                                           2002           2006
                                         ------                                                        -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................    7,694,243         --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --      8,692,552
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................         --           --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --           --
                                                                                                       ----------   ----------
                                                                                                        7,694,243    8,692,552

Receivable for investments sold ....................................................................           20          189
Receivable from Minnesota Life for contract purchase payments ......................................        6,336          440
                                                                                                       ----------   ----------
            Total assets ...........................................................................    7,700,599    8,693,181
                                                                                                       ----------   ----------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................        6,336          440
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................           20          189
                                                                                                       ----------   ----------
            Total liabilities ......................................................................        6,356          629
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    6,870,314    7,222,845
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      303,063      403,777
Contracts in accumulation period (MegAnnuity) ......................................................      492,124      727,176
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................        8,932      312,803
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --           --
Contracts in annuity payment period (Megannuity) (note 2) ..........................................       19,810       25,951
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    4,405,136    4,145,135
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      267,658      335,342
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      290,002      383,557
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.56         1.74
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.13         1.20
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.70         1.90
                                                                                                       ==========   ==========


                                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                        MATURING
                                                                                                       GOVERNMENT
                                                                                                           BOND         VALUE
                                           ASSETS                                                          2010         STOCK
                                           ------                                                      ----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................         --           --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --           --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................    5,840,469         --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --     85,380,743
                                                                                                       ----------   ----------
                                                                                                        5,840,469   85,380,743

Receivable for investments sold ....................................................................        1,042       99,680
Receivable from Minnesota Life for contract purchase payments ......................................          487       26,319
                                                                                                       ----------   ----------
            Total assets ...........................................................................    5,841,998   85,506,742
                                                                                                       ----------   ----------

                                                LIABILITIES

Payable for investments purchased ..................................................................          487       26,319
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................        1,042       99,680
                                                                                                       ----------   ----------

            Total liabilities ......................................................................        1,529      125,999
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    4,819,864   77,088,364
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      592,500    5,128,531
Contracts in accumulation period (MegAnnuity) ......................................................      130,343    1,897,868
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      297,762    1,183,007
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --         68,596
Contracts in annuity payment period (Megannuity) (note 2) ..........................................         --         14,377
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    2,672,564   42,367,064
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      487,501    5,936,687
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................       66,425      958,634
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.80         1.82
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.22         0.86
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.96         1.98
                                                                                                       ==========   ==========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                                 --------------------------
                                                                                                   SMALL
                                                                                                  COMPANY          GLOBAL
                                                 ASSETS                                            VALUE            BOND
                                                 ------                                          ------------   -----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................   $27,119,932          --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................          --      36,124,400
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................          --            --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................          --            --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................          --            --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................          --            --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ..............................................           --            --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ..............................................           --            --
                                                                                                 -----------   -----------
                                                                                                  27,119,932    36,124,400

Receivable for investments sold ..............................................................        13,620         8,927
Receivable from Minnesota Life for contract purchase payments ................................        20,553         7,427
                                                                                                 -----------   -----------

            Total assets .....................................................................    27,154,105    36,140,754
                                                                                                 -----------   -----------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................        20,553         7,427
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        13,620         8,927
                                                                                                 -----------   -----------
            Total liabilities ................................................................        34,173        16,354
                                                                                                 -----------   -----------


            Net assets applicable to annuity contract owners .................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................   $19,579,756    29,993,669
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................     6,263,779     5,805,951
Contracts in accumulation period (MegAnnuity) ................................................       702,424        94,139
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       413,384       144,981
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       160,589        84,244
Contracts in annuity payment period (Megannuity) (note 2) ....................................          --           1,416
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................          --            --

                                                                                                 -----------   -----------

            Total contract owners' equity ....................................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    14,970,572    29,537,291
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................     4,382,496     6,022,517
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................       522,183        89,097
                                                                                                 ===========   ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................   $      1.31          1.02
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................   $      1.43          0.96
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................   $      1.35          1.06
                                                                                                 ===========   ===========

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------

                                                                                                 INDEX 400    MACRO-CAP    MICRO-CAP
                                        ASSETS                                                    MID-CAP       VALUE       GROWTH
                                        ------                                                  ------------ ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................        --           --           --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................        --           --           --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................  21,884,881         --           --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................        --     17,416,946         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................        --           --     29,750,152
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................        --           --           --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................        --           --           --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................        --           --           --
                                                                                               -----------  -----------  -----------
                                                                                                21,884,881   17,416,946   29,750,152

Receivable for investments sold ..............................................................      15,189       12,249        3,482
Receivable from Minnesota Life for contract purchase payments ................................      23,706       29,751       12,910
                                                                                               -----------  -----------  -----------

            Total assets .....................................................................  21,923,776   17,458,946   29,766,544
                                                                                               -----------  -----------  -----------
                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................      23,706       29,751       12,910
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................      15,189       12,249        3,482
                                                                                               -----------  -----------  -----------
            Total liabilities ................................................................      38,895       42,000       16,392
                                                                                               -----------  -----------  -----------

            Net assets applicable to annuity contract owners .................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................  16,038,576   13,322,778   23,810,164
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................   4,951,875    3,341,745    5,221,553
Contracts in accumulation period (MegAnnuity) ................................................     544,883      322,693      422,204
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................     242,718      231,752      147,541
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................     106,829      197,978      147,872
Contracts in annuity payment period (Megannuity) (note 2) ....................................        --           --            818
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................        --           --           --
                                                                                               -----------  -----------  -----------

            Total contract owners' equity ....................................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................  10,851,086   12,894,074   13,868,152

                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................   4,064,699    3,861,820    4,250,985
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................     356,197      293,780      256,057
                                                                                               ===========  ===========  ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................        1.48         1.03         1.72
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................        1.22         0.87         1.23
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................        1.53         1.10         1.65
                                                                                               ===========  ===========  ===========

                                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------
                                                                                                    REAL      TEMPLETON    TEMPLETON
                                                                                                   ESTATE     DEVELOPING     ASSET
                                 ASSETS                                                          SECURITIES     MARKETS    STRATEGY
                                 ------                                                         ------------- ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................         --           --         --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................         --           --         --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................         --           --         --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................         --           --         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................         --           --         --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................   12,378,669         --         --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................         --      7,847,819       --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................         --           --    2,219,608
                                                                                                -----------  -----------  ---------
                                                                                                 12,378,669    7,847,819  2,219,608

Receivable for investments sold ..............................................................        3,953           98       --
Receivable from Minnesota Life for contract purchase payments ................................       42,067        9,523     36,018
                                                                                                -----------  -----------  ---------
            Total assets .....................................................................   12,424,689    7,857,440  2,255,626
                                                                                                -----------  -----------  ---------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................       42,067        9,523     36,018
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        3,953           98       --
                                                                                                -----------  -----------  ---------

            Total liabilities ................................................................       46,020        9,621     36,018
                                                                                                -----------  -----------  ---------

            Net assets applicable to annuity contract owners .................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................    9,590,511    5,400,511  1,033,344
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................    2,405,575    2,094,438  1,109,120
Contracts in accumulation period (MegAnnuity) ................................................      278,318      111,479     59,144
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       80,173      202,961       --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       24,092       38,430     18,000
Contracts in annuity payment period (Megannuity) (note 2) ....................................         --           --         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................         --           --         --
                                                                                                -----------  -----------  ---------
            Total contract owners' equity ....................................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    8,728,831   10,821,061  1,199,408
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................    1,845,023    2,872,730  1,290,152
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................      246,482      212,265     67,571
                                                                                                ===========  ===========  =========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................         1.10         0.50       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................         1.30         0.73       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................         1.13         0.53       0.88
                                                                                                ===========  ===========  =========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                               --------------------------
                                                                                                                 FIDELITY
                                                                                                FRANKLIN           VIP
                                                        ASSETS                                  SMALL CAP        MID CAP
                                                        ------                                 -----------    ------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................   $ 6,852,986          --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --      20,984,737
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --            --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --            --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                 6,852,986    20,984,737

Receivable for investments sold ............................................................          --               3
Receivable from Minnesota Life for contract purchase payments ..............................         6,810         6,670
                                                                                               -----------   -----------
            Total assets ...................................................................     6,859,796    20,991,410
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         6,810         6,670
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --               3
                                                                                               -----------   -----------
            Total liabilities ..............................................................         6,810         6,673
                                                                                               -----------   -----------

            Net assets applicable to annuity contract owners ...............................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   $ 2,858,915    12,705,084
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     3,842,066     7,696,449
Contracts in accumulation period (MegAnnuity) ..............................................        87,540       477,831
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        63,701        31,017
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................          --          73,590
Contracts in annuity payment period (Megannuity) (note 2) ..................................           764           766
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------
            Total contract owners' equity ..................................................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................     4,241,954    10,774,179
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................     5,712,939     6,545,701
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       127,846       396,693
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................   $      0.68          1.20
                                                                                               ===========   ===========

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                FIDELITY       FIDELITY
                                                                                                   VIP           VIP
                                       ASSETS                                                  CONTRAFUND    EQUITY-INCOME
                                       ------                                                  ------------- -------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --            --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --            --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................    21,501,171          --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --      23,587,152
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                21,501,171    23,587,152

Receivable for investments sold ............................................................          --            --
Receivable from Minnesota Life for contract purchase payments ..............................        46,699       103,106
                                                                                               -----------   -----------

            Total assets ...................................................................    21,547,870    23,690,258
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................        46,699       103,106
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --            --
                                                                                               -----------   -----------
            Total liabilities ..............................................................        46,699       103,106
                                                                                               -----------   -----------
            Net assets applicable to annuity contract owners ...............................    21,501,171    23,587,152
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    11,767,810    13,889,712
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,281,535     9,215,965
Contracts in accumulation period (MegAnnuity) ..............................................       303,453       292,166
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        75,511       137,461
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        72,862        49,630
Contracts in annuity payment period (Megannuity) (note 2) ..................................          --           2,218
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------

            Total contract owners' equity ..................................................    21,501,171    23,587,152
                                                                                               ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    14,483,654    13,208,284
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    11,456,649     8,789,373
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       365,617       271,988
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.83          1.07
                                                                                               ===========   ===========

                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                             -------------------------------------
                                                                                                                          CREDIT
                                                                                                                          SUISSE
                                                                                             JANUS ASPEN   JANUS ASPEN  GLOBAL POST-
                                                                                               CAPITAL    INTERNATIONAL   VENTURE
                                     ASSETS                                                  APPRECIATION    GROWTH       CAPITAL
                                     ------                                                  ------------ ------------- ----------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --           --           --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --           --           --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --           --           --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --           --           --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................    24,324,231         --           --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --     19,195,115         --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --           --        985,138
                                                                                               -----------  -----------  -----------
                                                                                                24,324,231   19,195,115      985,138

Receivable for investments sold ............................................................           891        2,612           52
Receivable from Minnesota Life for contract purchase payments ..............................         7,049        8,871          194
                                                                                               -----------  -----------  -----------

            Total assets ...................................................................    24,332,171   19,206,598      985,384
                                                                                               -----------  -----------  -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         7,049        8,871          194
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................           891        2,612           52
                                                                                               -----------  -----------  -----------
            Total liabilities ..............................................................         7,940       11,483          246
                                                                                               -----------  -----------  -----------
            Net assets applicable to annuity contract owners ...............................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    14,181,814   11,389,135      316,895
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,585,278    7,283,338      665,033
Contracts in accumulation period (MegAnnuity) ..............................................       399,931      324,489        3,210
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        66,491      108,853         --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        87,768       87,794         --
Contracts in annuity payment period (Megannuity) (note 2) ..................................         2,949        1,506         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --           --           --
                                                                                               -----------  -----------  -----------
            Total contract owners' equity ..................................................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    22,757,280   18,316,427      600,306
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    15,425,939   11,747,393    1,262,527
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       628,238      510,863        5,984
                                                                                               ===========  ===========  ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.64         0.64         0.54
                                                                                               ===========  ===========  ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year Ended December 31, 2001


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                     ---------------------------------

                                                                                           GROWTH           BOND
                                                                                     -----------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....          $         -     14,320,007
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...           (2,115,510)    (1,394,324)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3).....             (139,076)      (161,662)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (16,682)       (19,391)
     Administrative charges (MegAnnuity) (note 3) .............................               (9,475)        (7,198)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -              -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -              -
                                                                                        ------------   ------------

        Investment income (loss) - net ........................................           (2,280,743)    12,737,432
                                                                                        ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........           30,613,918              -
                                                                                        ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           46,999,053     24,474,884
        Cost of investments sold ..............................................          (60,168,440)   (24,360,790)
                                                                                        ------------   ------------

                                                                                         (13,169,387)       114,094
                                                                                        ------------   ------------

        Net realized gains on investments .....................................           17,444,531        114,094
                                                                                        ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................          (77,895,141)    (4,892,896)
                                                                                        ------------   ------------

        Net gains (losses) on investments .....................................          (60,450,610)    (4,778,802)
                                                                                        ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         $(62,731,353)     7,958,630
                                                                                        ============   ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------
                                                                                           MONEY                ASSET
                                                                                           MARKET            ALLOCATION
                                                                                    --------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....            2,358,139           7,188,198
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...             (563,368)         (4,460,643)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....             (221,106)           (266,171)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (26,521)            (31,926)
     Administrative charges (MegAnnuity) (note 3) .............................               (5,004)             (9,883)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -                   -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -                   -
                                                                                        ------------        ------------

        Investment income (loss) - net ........................................            1,542,140           2,419,575
                                                                                        ------------        ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                    -          49,296,580
                                                                                        ------------        ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           74,021,379          98,164,879
        Cost of investments sold ..............................................          (74,021,379)       (116,529,161)
                                                                                        ------------        ------------

                                                                                                   -         (18,364,282)
                                                                                        ------------        ------------

        Net realized gains on investments .....................................                    -          30,932,298
                                                                                        ------------        ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................                    -        (107,229,500)
                                                                                        ------------        ------------

        Net gains (losses) on investments .....................................                    -         (76,297,202)
                                                                                        ------------        ------------

Net increase (decrease) in net assets resulting from operations ...............            1,542,140         (73,877,627)
                                                                                        ============        ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                ----------------------------------------------------
                                                                                    MORTGAGE          INDEX             CAPITAL
                                                                                   SECURITIES          500            APPRECIATION
                                                                                ----------------  ---------------  -----------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....        14,605,993      2,761,073        161,094
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...        (1,234,412)    (3,097,977)    (2,129,246)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....          (243,059)      (239,516)       (78,333)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........           (29,081)       (28,729)        (9,396)
     Administrative charges (MegAnnuity) (note 3) .............................            (3,256)       (20,208)       (10,347)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                 -       (246,726)             -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                 -        (46,263)             -
                                                                                     ------------   ------------   ------------

        Investment income (loss) - net ........................................        13,096,185       (918,346)    (2,066,228)
                                                                                     ------------   ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                 -      3,624,323     58,259,376
                                                                                     ------------   ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................        23,633,144     72,370,058     40,712,725
        Cost of investments sold ..............................................       (22,684,701)   (63,510,542)   (50,811,828)
                                                                                     ------------   ------------   ------------

                                                                                          948,443      8,859,516    (10,099,103)
                                                                                     ------------   ------------   ------------

        Net realized gains on investments .....................................           948,443     12,483,839     48,160,273
                                                                                     ------------   ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................        (5,803,739)   (59,177,857)  (105,213,252)
                                                                                     ------------   ------------   ------------

        Net gains (losses) on investments .....................................        (4,855,296)   (46,694,018)   (57,052,979)
                                                                                     ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         8,240,889    (47,612,364)   (59,119,207)
                                                                                     ============   ============   ============

See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                      Statements of Operations
                                    Year Ended December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ------------------------------------------
                                                                                                                     Small
                                                                                            International           Company
                                                                                                Stock                Growth
                                                                                          -------------------  -------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............    $    7,284,278                    -
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........        (1,997,679)          (1,236,859)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............           (96,827)             (84,257)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................           (11,614)             (10,106)
     Administrative charges (MegAnnuity) (note 3).......................................            (6,946)              (4,958)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                          -------------------  -------------------

        Investment income (loss) - net .................................................         5,171,212           (1,336,180)
                                                                                          -------------------  -------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................         18,167,566          45,532,047
                                                                                          -------------------  -------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         38,842,983          24,900,767
        Cost of investments sold .......................................................        (42,015,747)        (33,097,214)
                                                                                          -------------------  -------------------

                                                                                                 (3,172,764)         (8,196,447)
                                                                                          -------------------  -------------------
        Net realized gains (losses) on investments .....................................         14,994,802           37,335,600
                                                                                          -------------------  -------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................        (44,770,596)         (59,319,337)
                                                                                          -------------------  -------------------

        Net gains (losses) on investments ..............................................        (29,775,794)         (21,983,737)
                                                                                          -------------------  -------------------

Net increase (decrease) in net assets resulting from operations ..........................    $ (24,604,582)         (23,319,917)
                                                                                          ===================  ===================





                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ----------------------------------------
                                                                                               Maturing            Maturing
                                                                                              Government          Government
                                                                                                 Bond                Bond
                                                                                                 2002                2006
                                                                                          -------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           409,043             425,973
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (82,593)            (86,450)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (3,775)             (4,431)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (453)               (532)
     Administrative charges (MegAnnuity) (note 3).......................................              (894)               (938)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                   -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                   -
                                                                                          -------------------  ------------------

        Investment income (loss) - net .................................................           321,328             333,622
                                                                                          -------------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                 -                   -
                                                                                          -------------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         2,452,298           1,559,783
        Cost of investments sold .......................................................        (2,423,495)         (1,480,997)
                                                                                          -------------------  ------------------

                                                                                                    28,803              78,786
                                                                                          -------------------  ------------------
        Net realized gains (losses) on investments .....................................            28,803              78,786
                                                                                          -------------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................           112,049              77,124
                                                                                          -------------------  ------------------

        Net gains (losses) on investments ..............................................           140,852             155,910
                                                                                          -------------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................         462,180             489,532
                                                                                          ===================  ==================



                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                            -------------------------------------
                                                                                                Maturing
                                                                                               Government
                                                                                                  Bond                Value
                                                                                                  2010                Stock
                                                                                            -----------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           629,934           1,014,495
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (64,022)          (1,104,275)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (7,456)             (50,727)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (894)              (6,085)
     Administrative charges (MegAnnuity) (note 3).......................................              (425)               2,864
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                            -----------------  ------------------

        Investment income (loss) - net .................................................           557,137             (143,728)
                                                                                            -----------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                -                     -
                                                                                            -----------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................        1,878,131            21,295,759
        Cost of investments sold .......................................................       (1,792,338)          (22,414,632)
                                                                                            -----------------  ------------------

                                                                                                   85,793            (1,118,873)
                                                                                            -----------------  ------------------
        Net realized gains (losses) on investments .....................................           85,793            (1,118,873)
                                                                                            -----------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................         (476,175)          (10,703,718)
                                                                                            -----------------  ------------------

        Net gains (losses) on investments ..............................................         (390,382)          (11,822,591)
                                                                                            -----------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................        166,755           (11,966,319)
                                                                                            =================  ==================




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                                    STATEMENTS OF OPERATIONS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ------------------------------------
                                                                                                  Small
                                                                                                 Company            Global
                                                                                                  Value              Bond
                                                                                            ------------------   --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................     $         -         390,804
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............        (226,528)       (384,507)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................         (53,204)        (57,734)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................          (6,382)         (6,925)
     Administrative charges (MegAnnuity) (note 3)...........................................            (700)           (140)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................               -               -
     Administrative charges (Adjustable Income Annuity) (note 3)............................               -               -
                                                                                            ------------------   --------------

        Investment income (loss) - net .....................................................        (286,814)        (58,502)
                                                                                            ------------------   --------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................       1,326,912               -
                                                                                            ------------------   --------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,111,218       3,471,714
        Cost of investments sold ...........................................................      (6,950,950)     (3,617,478)
                                                                                            ------------------   --------------

                                                                                                   1,160,268        (145,764)
                                                                                            ------------------   --------------

        Net realized gains (losses) on investments .........................................       2,487,180        (145,764)
                                                                                            ------------------   --------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................         408,180        (682,425)
                                                                                            ------------------   --------------

        Net gains (losses) on investments ..................................................       2,895,360        (828,189)
                                                                                            ------------------   --------------

Net increase (decrease) in net assets resulting from operations ............................   $   2,608,546        (886,691)
                                                                                            ==================   ==============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------

                                                                                              Index 400        Macro-Cap
                                                                                               Mid-Cap           Value
                                                                                            ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................      186,399           47,895
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............     (217,656)        (211,842)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................      (48,033)         (33,799)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................       (5,761)          (4,054)
     Administrative charges (MegAnnuity) (note 3)...........................................         (806)            (392)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................            -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................            -                -
                                                                                            ---------------  ---------------

        Investment income (loss) - net .....................................................      (85,857)        (202,192)
                                                                                            ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................    1,061,289                 -
                                                                                            ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................    6,481,635         7,119,176
        Cost of investments sold ...........................................................   (6,610,945)       (7,969,071)
                                                                                            ---------------  ---------------

                                                                                                 (129,310)         (849,895)
                                                                                            ---------------  ---------------

        Net realized gains (losses) on investments .........................................      931,979          (849,895)
                                                                                            ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................   (1,430,377)         (857,852)
                                                                                            ---------------  ---------------

        Net gains (losses) on investments ..................................................     (498,398)       (1,707,747)
                                                                                            ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (584,255)       (1,909,939)
                                                                                            ===============  ===============



                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            -----------------------------------
                                                                                                                    Real
                                                                                                Micro-Cap          Estate
                                                                                                  Growth         Securities
                                                                                              ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................              -          392,283
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (321,429)        (101,469)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................        (58,183)         (17,435)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................         (6,979)          (2,091)
     Administrative charges (MegAnnuity) (note 3)...........................................           (640)            (247)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................              -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................              -                -
                                                                                              ---------------  ---------------

        Investment income (loss) - net .....................................................       (387,231)         271,041
                                                                                              ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................         102,649               -
                                                                                              ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,408,665       2,450,523
        Cost of investments sold ...........................................................     (10,646,622)     (2,462,918)
                                                                                              ---------------  ---------------

                                                                                                  (2,237,957)        (12,395)
                                                                                              ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (2,135,308)        (12,395)
                                                                                              ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................     (2,236,324)         583,655
                                                                                              ---------------  ---------------

        Net gains (losses) on investments ..................................................     (4,371,632)         571,260
                                                                                              ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (4,758,863)         842,301
                                                                                              ===============  ===============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------
                                                                                               Templeton        Templeton
                                                                                               Developing         Asset
                                                                                                Markets          Strategy
                                                                                             ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................         8,520          111,666
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (77,284)          (6,924)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................       (24,008)          (7,206)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................        (2,880)            (864)
     Administrative charges (MegAnnuity) (note 3)...........................................          (185)             (19)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................             -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................             -                -
                                                                                             ---------------  ---------------

        Investment income (loss) - net .....................................................       (95,837)          96,653
                                                                                             ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................        61,029                -
                                                                                             ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................     1,722,781          230,861
        Cost of investments sold ...........................................................    (2,239,532)        (264,928)
                                                                                             ---------------  ---------------

                                                                                                  (516,751)         (34,067)
                                                                                             ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (455,722)         (34,067)
                                                                                             ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................      (263,748)        (162,735)
                                                                                             ---------------  ---------------

        Net gains (losses) on investments ..................................................      (719,470)        (196,802)
                                                                                             ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................      (815,307)        (100,149)
                                                                                             ===============  ===============





See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                     Fidelity          Fidelity
                                                                                    Franklin           VIP                VIP
                                                                                    Small Cap         Mid Cap          Contrafund
                                                                                  --------------  ---------------   ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....        $   18,600               -          132,852
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)..           (25,413)       (163,016)        (145,978)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...           (33,039)        (79,224)         (96,434)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ..........            (3,963)         (9,503)         (11,567)
     Administrative charges (MegAnnuity) (note 3) ............................               (42)           (798)            (530)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ......                 -               -                -
     Administrative charges (Adjustable Income Annuity) (note 3) .............                 -               -                -
                                                                                      ----------      ----------       ----------

        Investment income (loss) - net .......................................           (43,857)       (252,541)        (121,657)
                                                                                      ----------      ----------       ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........                 -               -          498,271
                                                                                      ----------      ----------       ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ..................................................           664,703       4,410,935        3,298,367
        Cost of investments sold .............................................          (815,658)     (4,491,877)      (4,001,036)
                                                                                      ----------      ----------       ----------

                                                                                        (150,955)        (80,942)        (702,669)
                                                                                      ----------      ----------       ----------

        Net realized gains (losses) on investments ...........................          (150,955)        (80,942)        (204,398)
                                                                                      ----------      ----------       ----------


        Net change in unrealized appreciation or depreciation
           of investments ....................................................          (363,329)       (528,418)      (2,416,985)
                                                                                      ----------      ----------       ----------

        Net gains (losses) on investments ....................................          (514,284)       (609,360)      (2,621,383)
                                                                                      ----------      ----------       ----------

Net increase (decrease) in net assets resulting from operations ..............        $ (558,141)       (861,901)      (2,743,040)
                                                                                      ==========      ==========       ==========



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                             Fidelity     Janus Aspen   Janus Aspen    Credit Suisse
                                                                                VIP         Capital    International    Global Post-
                                                                           Equity-Income  Appreciation    Growth     Venture Capital
                                                                           ------------- ------------- -------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund
       (note 4) ........................................................         175,255      227,190      138,700            -
     Mortality and expense charges (MultiOption Flex/Single/Select)
       (note 3).........................................................        (123,790)    (206,796)    (160,027)      (3,625)
     Mortality and expense charges (MultiOption Classic/Achiever)
       (note 3).........................................................         (79,414)    (115,837)     (81,872)      (6,283)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ....          (9,525)     (13,894)      (9,820)        (754)
     Administrative charges (MegAnnuity) (note 3) ......................            (504)        (640)        (484)          (5)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).               -            -            -            -
     Administrative charges (Adjustable Income Annuity) (note 3) .......               -            -            -            -
                                                                              ----------   ----------   ----------   ----------

        Investment income (loss) - net .................................         (37,978)    (109,977)    (113,503)     (10,667)
                                                                              ----------   ----------   ----------   ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..         504,292            -            -            -
                                                                              ----------   ----------   ----------   ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................       1,936,106    5,419,059    3,545,189      330,936
        Cost of investments sold .......................................      (2,037,017)  (7,834,328)  (5,567,902)    (438,660)
                                                                              ----------   ----------   ----------   ----------

                                                                                (100,911)  (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------

        Net realized gains (losses) on investments .....................         403,381   (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................      (1,289,643)  (4,636,027)  (3,641,922)    (140,812)
                                                                              ----------   ----------   ----------   ----------

        Net gains (losses) on investments ..............................        (886,262)  (7,051,296)  (5,664,635)    (248,536)
                                                                              ----------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations ........        (924,240)  (7,161,273)  (5,778,138)    (259,203)
                                                                              ==========   ==========   ==========   ==========




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                                                        MONEY
                                                                        GROWTH           BOND           MARKET
                                                                      ------------   -------------  --------------
Operations:
     Investment income (loss) - net ...............................  $  (2,280,743)     12,737,432       1,542,140
     Net realized gains (losses) on investments ...................     17,444,531         114,094               -
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (77,895,141)     (4,892,896)              -
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (62,731,353)      7,958,630       1,542,140
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     10,086,516      18,192,981      59,023,454
        MultiOption Classic/Achiever ..............................      6,028,840      12,165,387      28,700,388
        MegAnnuity ................................................      1,043,473       1,409,273       3,095,448
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (41,321,119)    (19,702,710)    (47,048,535)
        MultiOption Classic/Achiever ..............................     (1,684,933)     (1,594,115)    (23,997,060)
        MegAnnuity ................................................     (1,410,456)     (1,316,793)     (2,178,604)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (5,100)           (760)           (313)
        MultiOption Classic/Achiever ..............................              3            (428)              -
        MegAnnuity ................................................            (31)            (83)              -
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (264,450)       (222,295)        (30,184)
        MultiOption Classic/Achiever ..............................        (27,190)        (53,069)        (10,129)
        MegAnnuity ................................................         (5,035)         (2,056)              -
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (27,559,482)      8,875,332      17,554,465
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (90,290,835)     16,833,962      19,096,605

Net assets at the beginning of year ...............................    250,151,784     119,883,733      53,990,221
                                                                     -------------   -------------   -------------

Net assets at the end of year .....................................  $ 159,860,949     136,717,695      73,086,826
                                                                     =============   =============   =============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                         ASSET         MORTGAGE           INDEX           CAPITAL
                                                                      ALLOCATION      SECURITIES           500          APPRECIATION
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................      2,419,575      13,096,185        (918,346)     (2,066,228)
     Net realized gains (losses) on investments ...................     30,932,298         948,443      12,483,839      48,160,273
     Net change in unrealized appreciation or depreciation
        of investments ............................................   (107,229,500)     (5,803,739)    (59,177,857)   (105,213,252)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (73,877,627)      8,240,889     (47,612,364)    (59,119,207)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     13,663,875      26,621,194      17,255,786       6,151,204
        MultiOption Classic/Achiever ..............................      9,538,808      20,289,595      11,029,755       3,298,061
        MegAnnuity ................................................        866,771       1,116,618       2,185,449         592,549
        Adjustable Income Annuity .................................              -               -       5,215,886               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (84,633,135)    (18,176,515)    (56,539,241)    (35,907,111)
        MultiOption Classic/Achiever ..............................     (6,264,052)     (3,245,732)     (3,205,633)     (1,019,427)
        MegAnnuity ................................................     (1,764,676)       (503,949)     (2,199,505)     (1,255,993)
        Adjustable Income Annuity .................................              -               -      (4,939,393)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (28,921)          2,472         (25,318)        (10,269)
        MultiOption Classic/Achiever ..............................           (157)         (1,181)           (541)            185
        MegAnnuity ................................................            (86)              2            (259)            (21)
        Adjustable Income Annuity .................................              -               -         922,269               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (665,516)       (184,148)       (502,563)       (268,691)
        MultiOption Classic/Achiever ..............................        (15,379)        (13,722)        (61,780)        (21,611)
        MegAnnuity ................................................        (24,334)           (562)         (4,949)         (2,465)
        Adjustable Income Annuity .................................              -               -      (2,133,724)              -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (69,326,802)     25,904,072     (33,003,761)    (28,443,587)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................   (143,204,429)     34,144,961     (80,616,125)    (87,562,794)

Net assets at the beginning of year ...............................    477,487,171     102,774,199     363,618,308     240,697,829
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year .....................................    334,282,742     136,919,160     283,002,183     153,135,035
                                                                     =============   =============   =============   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 2001

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $   5,171,212       (1,336,180)         321,328
     Net realized gains (losses) on investments ...........................      14,994,802       37,335,600           28,803
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (44,770,596)     (59,319,337)         112,049
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........     (24,604,582)     (23,319,917)         462,180
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................       6,792,408        5,509,192          980,548
        MultiOption Classic/Achiever ......................................       4,258,361        3,265,758           10,855
        MegAnnuity ........................................................       1,078,325          505,694           25,340
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (33,691,697)     (21,332,603)      (1,045,734)
        MultiOption Classic/Achiever ......................................        (947,084)      (1,071,471)         (26,916)
        MegAnnuity ........................................................      (1,761,063)        (925,593)      (1,289,407)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (5,625)          (9,842)             (48)
        MultiOption Classic/Achiever ......................................            (137)            (176)              --
        MegAnnuity ........................................................            (288)             (29)               1
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (305,253)        (219,773)          (2,478)
        MultiOption Classic/Achiever ......................................          (7,467)          (4,147)              --
        MegAnnuity ........................................................         (11,304)            (954)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (24,600,824)     (14,283,944)      (1,347,839)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (49,205,406)     (37,603,861)        (885,659)

Net assets at the beginning of year .......................................     204,080,280      143,956,181        8,579,902
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 154,874,874      106,352,320        7,694,243
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            333,622          557,137         (143,728)
     Net realized gains (losses) on investments ...........................             78,786           85,793       (1,118,873)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................             77,124         (476,175)     (10,703,718)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            489,532          166,755      (11,966,319)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................          2,814,823        1,804,178        6,524,582
        MultiOption Classic/Achiever ......................................            121,144           39,550        3,177,504
        MegAnnuity ........................................................            307,331          122,476          337,749
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,355,238)      (1,532,887)     (18,803,700)
        MultiOption Classic/Achiever ......................................            (42,922)         (35,066)        (773,549)
        MegAnnuity ........................................................            (32,348)        (204,630)        (338,561)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,675)          (1,619)          (6,284)
        MultiOption Classic/Achiever ......................................                 --               --              (99)
        MegAnnuity ........................................................                 (9)              --              (33)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (31,940)         (31,130)        (210,702)
        MultiOption Classic/Achiever ......................................                 --               --           (3,550)
        MegAnnuity ........................................................             (3,300)              --           (1,058)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............          1,775,866          160,872      (10,097,701)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................          2,265,398          327,627      (22,064,020)

Net assets at the beginning of year .......................................          6,427,154        5,512,842      107,444,763
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          8,692,552        5,840,469       85,380,743
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                             ------------------------------------------------------
                                                                                SMALL
                                                                               COMPANY        GLOBAL      INDEX 400     MACRO-CAP
                                                                                VALUE          BOND        MID-CAP        VALUE
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................  $   (286,814)      (58,502)      (85,857)     (202,192)
     Net realized gains (losses) on investments ...........................     2,487,180      (145,764)      931,979      (849,895)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................       408,180      (682,425)   (1,430,377)     (857,852)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........     2,608,546      (886,691)     (584,255)   (1,909,939)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    10,824,632     2,205,693     4,094,858     3,294,368
        MultiOption Classic/Achiever ......................................     4,274,965     3,194,978     2,338,091     2,257,223
        MegAnnuity ........................................................       507,905        17,236       137,002       186,496
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,838,968)   (2,451,032)   (5,477,900)   (6,420,190)
        MultiOption Classic/Achiever ......................................      (827,001)     (532,392)     (598,273)     (389,578)
        MegAnnuity ........................................................      (100,516)      (12,961)      (98,032)      (17,620)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................        (3,207)          776          (457)          393
        MultiOption Classic/Achiever ......................................        (2,787)         (863)          (56)       (1,036)
        MegAnnuity ........................................................            --             2            --            (1)
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (40,916)      (20,022)      (22,471)      (24,412)
        MultiOption Classic/Achiever ......................................       (10,945)       (5,859)      (12,134)      (16,561)
        MegAnnuity ........................................................           (64)          (56)          (57)          (84)
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............     7,783,098     2,395,500       360,571    (1,131,003)
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    10,391,644     1,508,809      (223,684)   (3,040,942)

Net assets at the beginning of year .......................................    16,728,288    34,615,591    22,108,565    20,457,888
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................  $ 27,119,932    36,124,400    21,884,881    17,416,946
                                                                             ============  ============  ============  ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                               REAL       TEMPLETON     TEMPLETON
                                                                               MICRO-CAP      ESTATE      DEVELOPING      ASSET
                                                                                GROWTH      SECURITIES      MARKETS      STRATEGY
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................      (387,231)      271,041       (95,837)       96,653
     Net realized gains (losses) on investments ...........................    (2,135,308)      (12,395)     (455,722)      (34,067)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (2,236,324)      583,655      (263,748)     (162,735)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........    (4,758,863)      842,301      (815,307)     (100,149)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     2,675,725     3,552,503       546,740     1,241,844
        MultiOption Classic/Achiever ......................................     2,543,006     2,080,682       781,856     1,039,874
        MegAnnuity ........................................................        94,341       209,909        36,709        62,009
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,704,780)   (1,911,551)   (1,305,686)     (190,301)
        MultiOption Classic/Achiever ......................................    (1,171,087)     (364,755)     (235,020)      (19,997)
        MegAnnuity ........................................................      (105,203)      (44,705)      (48,098)       (5,074)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (171)         (120)       (1,080)           --
        MultiOption Classic/Achiever ......................................          (434)         (301)         (774)          (13)
        MegAnnuity ........................................................            --            --            (1)           --
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (25,940)       (6,418)      (24,855)           --
        MultiOption Classic/Achiever ......................................       (13,749)       (1,432)       (2,892)         (463)
        MegAnnuity ........................................................           (70)           --           (18)           --
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............    (2,708,362)    3,513,812      (253,119)    2,127,879
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    (7,467,225)    4,356,113    (1,068,426)    2,027,730

Net assets at the beginning of year .......................................    37,217,377     8,022,556     8,916,245       191,878
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................    29,750,152    12,378,669     7,847,819     2,219,608
                                                                             ============  ============  ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                             ----------------------------------------------------

                                                                                           FIDELITY    FIDELITY     FIDELITY
                                                                              FRANKLIN       VIP          VIP          VIP
                                                                              SMALL CAP     MID CAP    CONTRAFUND  EQUITY-INCOME
                                                                             -----------  -----------  ----------- -------------
Operations:
     Investment income (loss) - net .......................................  $   (43,857)    (252,541)    (121,657)      (37,978)
     Net realized gains (losses) on investments ...........................     (150,955)     (80,942)    (204,398)      403,381
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (363,329)    (528,418)  (2,416,985)   (1,289,643)
                                                                             -----------  -----------  ----------- -------------

Net increase (decrease) in net assets resulting from operations ...........     (558,141)    (861,901)  (2,743,040)     (924,240)
                                                                             -----------  -----------  ----------- -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    2,505,342    3,145,949    3,423,303     9,483,718
        MultiOption Classic/Achiever ......................................    2,884,392    3,636,395    4,699,169     6,322,845
        MegAnnuity ........................................................       92,420      117,742      174,173       389,754
        Adjustable Income Annuity .........................................           --           --           --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (363,137)  (3,377,930)  (2,359,640)   (1,069,899)
        MultiOption Classic/Achiever ......................................     (234,906)    (570,118)    (444,531)     (305,024)
        MegAnnuity ........................................................           --     (198,195)    (225,238)     (334,703)
        Adjustable Income Annuity .........................................           --           --           --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          173          193          107            13
        MultiOption Classic/Achiever ......................................           --         (867)          89          (100)
        MegAnnuity ........................................................            2            1           --             1
        Adjustable Income Annuity .........................................           --           --           --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (4,373)      (4,235)      (7,904)       (7,205)
        MultiOption Classic/Achiever ......................................           --       (7,239)      (6,742)       (5,941)
        MegAnnuity ........................................................           (5)          (5)          --           (14)
        Adjustable Income Annuity .........................................           --           --           --            --
                                                                             -----------  -----------  ----------- -------------

Increase in net assets from contract transactions .........................    4,879,909    2,741,691    5,252,787    14,473,445
                                                                             -----------  -----------  ----------- -------------
Increase in net assets ....................................................    4,321,768    1,879,790    2,509,746    13,549,205

Net assets at the beginning of year .......................................    2,531,218   19,104,947   18,991,425    10,037,947
                                                                             -----------  -----------  ----------- -------------

Net assets at the end of year .............................................  $ 6,852,986   20,984,737   21,501,171    23,587,152
                                                                             ===========  ===========  =========== =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------

                                                                              JANUS ASPEN     JANUS ASPEN   CREDIT SUISSE
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                              APPRECIATION      GROWTH      VENTURE CAPITAL
                                                                              ------------   -------------  ---------------
Operations:
     Investment income (loss) - net .......................................       (109,977)       (113,503)         (10,667)
     Net realized gains (losses) on investments ...........................     (2,415,269)     (2,022,713)        (107,724)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (4,636,027)     (3,641,922)        (140,812)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,161,273)     (5,778,138)        (259,203)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      2,648,153       2,841,311          313,174
        MultiOption Classic/Achiever ......................................      4,328,073       3,889,896          619,197
        MegAnnuity ........................................................        233,032         205,795            1,186
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (3,885,686)     (2,736,852)        (111,766)
        MultiOption Classic/Achiever ......................................       (968,060)       (384,028)        (207,007)
        MegAnnuity ........................................................       (213,870)       (153,916)          (1,495)
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................            (66)            148               --
        MultiOption Classic/Achiever ......................................           (745)           (462)              --
        MegAnnuity ........................................................              2               1               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (4,140)         (6,584)              --
        MultiOption Classic/Achiever ......................................         (9,307)        (11,281)              --
        MegAnnuity ........................................................            (19)            (10)              --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................      2,127,367       3,644,018          613,289
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     (5,033,906)     (2,134,120)         354,086

Net assets at the beginning of year .......................................     29,358,137      21,329,235          631,052
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     24,324,231      19,195,115          985,138
                                                                              ============   =============  ===============



See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                STATEMENTS OF CHANGES IN NET ASSETS
                                    YEAR ENDED DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------------
                                                                                                            MONEY
                                                                            GROWTH          BOND            MARKET
                                                                       ---------------  ------------     ------------
Operations:
    Investment income (loss) - net ...............................    $  (3,962,879)       5,695,286       2,513,988
    Net realized gains (losses) on investments ...................       28,568,745       (1,880,231)              -
    Net change in unrealized appreciation or depreciation
       of investments ............................................      (98,769,669)       6,286,581               -
                                                                      -------------     ------------     -----------

Net increase (decrease) in net assets resulting from operations ..      (74,163,803)      10,101,636       2,513,988
                                                                      -------------     ------------     -----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................       26,714,125        7,646,679      33,530,008
      MultiOption Classic/Achiever ...............................       13,419,320        7,035,800      42,215,719
      MegAnnuity .................................................        2,994,907          342,905       1,013,057
      Adjustable Income Annuity ..................................                -                -               -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................      (55,386,334)     (25,870,798)    (70,295,339)
      MultiOption Classic/Achiever ...............................       (1,488,374)        (673,275)    (31,596,179)
      MegAnnuity .................................................       (1,969,332)      (1,728,203)     (1,100,211)
      Adjustable Income Annuity ..................................                -                -               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................           22,451           30,404             705
      MultiOption Classic/Achiever ...............................              174              623           1,614
      MegAnnuity .................................................              117              (54)              -
      Adjustable Income Annuity ..................................                -                -               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................         (413,910)        (206,773)        (31,005)
      MultiOption Classic/Achiever ...............................          (10,384)          (5,340)         (8,724)
      MegAnnuity .................................................           (8,781)          (1,911)              -
      Adjustable Income Annuity ..................................                -                -               -
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets from contract transactions .....      (16,126,021)     (13,429,943)    (26,270,355)
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets ................................      (90,289,824)      (3,328,307)    (23,756,367)

Net assets at the beginning of year ..............................      340,441,608      123,212,040      77,746,588
                                                                      -------------     ------------     -----------

Net assets at the end of year ....................................    $ 250,151,784      119,883,733      53,990,221
                                                                      =============     ============     ===========


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                          ASSET           MORTGAGE        INDEX          CAPITAL
                                                                         ALLOCATION       SECURITIES       500         APPRECIATION
                                                                     ----------------   -------------  -----------   ---------------
Operations:
    Investment income (loss) - net ...............................       5,417,363        5,160,916     (1,858,134)      (3,415,827)
    Net realized gains (losses) on investments ...................      43,222,279         (228,398)    34,073,913       41,410,252
    Net change in unrealized appreciation or depreciation
       of investments ............................................    (109,938,998)       4,726,003    (74,944,427)     (68,414,537)
                                                                      ------------     ------------   ------------     ------------

Net increase (decrease) in net assets resulting from operations ..     (61,299,356)       9,658,521    (42,728,648)     (30,420,112)
                                                                      ------------     ------------   ------------     ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................      30,871,734        8,476,428     34,658,854       14,816,739
      MultiOption Classic/Achiever ...............................      22,438,491        9,228,001     17,690,465        6,717,710
      MegAnnuity .................................................       1,079,614          280,300      2,793,294        1,982,262
      Adjustable Income Annuity ..................................               -                -      6,354,182                -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................     (79,576,540)     (21,680,631)   (74,427,900)     (49,290,448)
      MultiOption Classic/Achiever ...............................      (2,394,599)        (606,232)    (1,365,830)        (668,681)
      MegAnnuity .................................................      (1,340,764)        (948,108)    (3,057,694)      (1,402,231)
      Adjustable Income Annuity ..................................               -                -       (386,582)               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................          16,884           31,321        (12,501)         (13,456)
      MultiOption Classic/Achiever ...............................             411              421            594              102
      MegAnnuity .................................................             985                -           (222)              40
      Adjustable Income Annuity ..................................               -                -       (185,901)               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................        (802,272)        (153,042)      (531,645)        (382,162)
      MultiOption Classic/Achiever ...............................          (8,208)          (2,497)       (31,142)          (3,561)
      MegAnnuity .................................................         (32,168)               -         (6,758)          (3,448)
      Adjustable Income Annuity ..................................               -                -     (2,412,500)               -
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets from contract transactions .....     (29,746,432)      (5,374,039)   (20,921,286)     (28,247,134)
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets ................................     (91,045,788)       4,284,482    (63,649,934)     (58,667,246)

Net assets at the beginning of year ..............................     568,532,959       98,489,717    427,268,242      299,365,075
                                                                      ------------     ------------   ------------     ------------

Net assets at the end of year ....................................     477,487,171      102,774,199    363,618,308      240,697,829
                                                                      ============     ============   ============     ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $     928,616       (2,041,916)         389,636
     Net realized gains (losses) on investments ...........................      23,930,438       19,913,532          (64,993)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (26,208,897)     (38,881,029)         248,657
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........      (1,349,843)     (21,009,413)         573,300
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      14,360,982       18,734,348          206,299
        MultiOption Classic/Achiever ......................................       6,164,824        8,320,627          283,593
        MegAnnuity ........................................................       2,592,381        1,816,508               --
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (40,575,277)     (26,872,181)      (1,101,900)
        MultiOption Classic/Achiever ......................................        (490,307)      (1,130,156)         (19,362)
        MegAnnuity ........................................................      (2,611,089)      (1,013,227)      (1,518,827)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................           7,954)           1,399              (40)
        MultiOption Classic/Achiever ......................................             165              277               --
        MegAnnuity ........................................................             (80)             (36)              --
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (339,896)        (305,047)          (2,493)
        MultiOption Classic/Achiever ......................................          (2,583)          (1,772)              --
        MegAnnuity ........................................................         (12,660)          (1,381)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (20,905,586)        (450,641)      (2,152,730)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (22,255,429)     (21,460,054)      (1,579,430)

Net assets at the beginning of year .......................................     226,335,709      165,416,235       10,159,332
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 204,080,280      143,956,181        8,579,902
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            292,615          252,614         (440,108)
     Net realized gains (losses) on investments ...........................            (37,975)         (25,037)         255,837
     Net change in unrealized appreciation or depreciation
        of investments ....................................................            550,702          689,359       (3,877,743)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            805,342          916,936       (4,062,014)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................            310,444          308,660        7,970,530
        MultiOption Classic/Achiever ......................................            181,528          528,932        3,085,961
        MegAnnuity ........................................................              4,814               --          457,252
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,022,949)      (1,118,230)     (33,111,539)
        MultiOption Classic/Achiever ......................................            (10,980)         (31,564)        (193,315)
        MegAnnuity ........................................................            (66,261)              --         (649,526)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,287)          (1,228)          15,345
        MultiOption Classic/Achiever ......................................                 --               --               (7)
        MegAnnuity ........................................................                 (9)              --              (29)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (29,607)         (28,540)        (238,379)
        MultiOption Classic/Achiever ......................................                 --               --             (862)
        MegAnnuity ........................................................             (3,142)              --           (1,155)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............           (637,449)        (341,970)     (22,665,724)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................            167,893          574,966      (26,727,738)

Net assets at the beginning of year .......................................          6,259,261        4,937,876      134,172,501
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          6,427,154        5,512,842      107,444,763
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2000

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400     MACRO-CAP
                                                                        VALUE           BOND           MID-CAP       VALUE
                                                                      ------------   -------------  ------------  ------------
Operations:
     Investment income (loss) - net ...............................   $ (106,973)       (389,321)        (34,069)   (171,559)
     Net realized gains (losses) on investments ...................       (4,485)       (265,699)      3,145,176     378,940
     Net change in unrealized appreciation or depreciation
        of investments ............................................     3,384,054        792,162        (584,218) (1,930,027)
                                                                       ----------     ----------      ----------  ----------

Net increase (decrease) in net assets resulting from operations ...     3,272,596        137,142       2,526,889  (1,722,646)
                                                                       ----------     ----------      ----------  ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     3,680,102      3,109,758       6,263,541   5,444,040
        MultiOption Classic/Achiever ..............................     2,077,512     31,114,185       2,930,638   2,044,865
        MegAnnuity ................................................       141,408         59,680         258,701      23,320
        Adjustable Income Annuity .................................            --             --              --          --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (2,247,056)    (2,283,569)     (5,984,289) (3,381,958)
        MultiOption Classic/Achiever ..............................      (138,881)      (206,940)       (224,583)   (258,681)
        MegAnnuity ................................................      (141,389)      (103,450)       (190,172)   (280,690)
        Adjustable Income Annuity .................................            --             --              --          --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (1,439)         1,167             499         161
        MultiOption Classic/Achiever ..............................           260            278             430          66
        MegAnnuity ................................................            --              1              (1)         (1)
        Adjustable Income Annuity .................................            --             --              --          --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (31,668)       (15,002)        (19,593)    (20,533)
        MultiOption Classic/Achiever ..............................        (1,612)        (1,795)         (7,603)     (7,353)
        MegAnnuity ................................................           (61)           (56)            (70)       (117)
        Adjustable Income Annuity .................................            --             --              --          --
                                                                       ----------     ----------      ----------  ----------

Increase in net assets from contract transactions .................     3,337,176      3,674,257       3,027,498   3,568,119
                                                                       ----------     ----------      ----------  ----------

Increase (decrease) in net assets .................................     6,609,772      3,811,399       5,554,387   1,845,473

Net assets at the beginning of period .............................    10,118,516     30,804,192      16,554,178  18,612,415
                                                                       ----------     ----------      ----------  ----------

Net assets at the end of period ...................................   $16,728,288     34,615,591      22,108,565  20,457,888
                                                                       ==========     ==========      ==========  ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                                          REAL         TEMPLETON       TEMPLETON
                                                                      MICRO-CAP          ESTATE        DEVELOPING         ASSET
                                                                       GROWTH          SECURITIES       MARKETS       STRATEGY(b)
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................    (524,098)         360,984          (47,668)           (437)
     Net realized gains (losses) on investments ...................   8,044,856          (54,359)         180,732              11
     Net change in unrealized appreciation or depreciation
        of investments ............................................ (19,551,184)       1,070,805       (3,807,825)          4,421
                                                                     ----------       ----------        ---------        --------

Net increase (decrease) in net assets resulting from operations ... (12,030,426)       1,377,430       (3,674,761)          3,995
                                                                     ----------       ----------        ---------        --------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................  21,109,276        1,391,449        4,136,077          34,863
        MultiOption Classic/Achiever ..............................   5,893,283          587,445        2,133,566         153,718
        MegAnnuity ................................................     866,777           94,569          129,096             300
        Adjustable Income Annuity .................................          --               --               --              --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................  (8,622,706)        (475,761)      (2,442,796)           (998)
        MultiOption Classic/Achiever ..............................    (860,923)         (59,993)        (206,181)             --
        MegAnnuity ................................................    (708,706)         (57,583)        (226,479)             --
        Adjustable Income Annuity .................................          --               --               --              --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................      (2,213)             114           (1,620)             --
        MultiOption Classic/Achiever ..............................         (39)             (47)              80              --
        MegAnnuity ................................................          --               --               61              --
        Adjustable Income Annuity .................................          --               --               --              --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................     (29,875)          (2,369)         (34,078)             --
        MultiOption Classic/Achiever ..............................      (7,510)            (327)            (482)             --
        MegAnnuity ................................................        (112)              --              (29)             --
        Adjustable Income Annuity .................................          --               --               --              --
                                                                     ----------       ----------        ---------        --------

Increase in net assets from contract transactions .................  17,637,252        1,477,497        3,487,215         187,883
                                                                     ----------       ----------        ---------        --------

Increase (decrease) in net assets .................................   5,606,826        2,854,927         (187,546)        191,878

Net assets at the beginning of period .............................  31,610,551        5,167,629        9,103,791              --
                                                                     ----------       ----------        ---------        --------

Net assets at the end of period ...................................  37,217,377        8,022,556        8,916,245         191,878
                                                                     ==========       ==========        =========        ========


(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------

                                                                                          FIDELITY     FIDELITY       FIDELITY
                                                                             FRANKLIN        VIP          VIP            VIP
                                                                            SMALL CAP(b)  MID CAP(a)  CONTRAFUND(a) EQUITY-INCOME(a)
                                                                            ------------  ----------  ------------- ----------------
Operations:
     Investment income (loss) - net ....................................... $    (6,413)      (65,252)     (144,456)       (62,802)
     Net realized gains (losses) on investments ...........................          25        12,538        13,731         31,512
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (308,900)    1,274,576    (1,244,410)       884,933
                                                                            -----------   -----------   -----------  -------------

Net increase (decrease) in net assets resulting from operations ...........    (315,290)    1,221,862    (1,375,135)       853,643
                                                                            -----------   -----------   -----------  -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................   1,211,559    13,818,767    14,374,122      6,261,192
        MultiOption Classic/Achiever ......................................   1,647,453     5,034,834     6,572,694      3,525,547
        MegAnnuity ........................................................       2,072       574,833       456,150        275,012
        Adjustable Income Annuity .........................................          --            --            --             --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................      (9,883)   (1,054,880)     (839,532)      (687,717)
        MultiOption Classic/Achiever ......................................      (4,735)     (458,759)     (185,320)      (165,261)
        MegAnnuity ........................................................          (7)      (28,069)       (7,194)       (23,105)
        Adjustable Income Annuity .........................................          --            --            --             --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          64            64           421            701
        MultiOption Classic/Achiever ......................................          --          (116)          284            249
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (15)       (1,260)       (3,476)          (904)
        MultiOption Classic/Achiever ......................................          --        (2,329)       (1,589)        (1,410)
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Increase in net assets from contract transactions .........................   2,846,508    17,883,085    20,366,560      9,184,304
                                                                            -----------   -----------   -----------  -------------
Increase in net assets ....................................................   2,531,218    19,104,947    18,991,425     10,037,947

Net assets at the beginning of year .......................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Net assets at the end of year ............................................. $ 2,531,218    19,104,947    18,991,425     10,037,947
                                                                            ===========   ===========   ===========  =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------
                                                                              JANUS ASPEN     JANUS ASPEN   WARBURG PINCUS
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                             APPRECIATION(a)   GROWTH(a)   VENTURE CAPITAL(a)
                                                                             --------------- ------------- ------------------
Operations:
     Investment income (loss) - net .......................................        (32,363)         65,725           (1,275)
     Net realized gains (losses) on investments ...........................       (108,147)        478,457           63,742
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (7,063,576)     (6,708,876)        (168,761)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,204,086)     (6,164,694)        (106,294)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     27,556,217      21,484,717          299,553
        MultiOption Classic/Achiever ......................................     10,742,548       7,314,025          439,779
        MegAnnuity ........................................................        672,636         604,272            5,522
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (1,957,646)     (1,345,000)          (7,508)
        MultiOption Classic/Achiever ......................................       (420,568)       (452,727)              --
        MegAnnuity ........................................................        (26,493)       (104,056)              --
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             99              76               --
        MultiOption Classic/Achiever ......................................            359             970               --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (2,060)         (2,459)              --
        MultiOption Classic/Achiever ......................................         (2,869)         (5,889)              --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................     36,562,223      27,493,929          737,346
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     29,358,137      21,329,235          631,052

Net assets at the beginning of year .......................................             --              --               --
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     29,358,137      21,329,235          631,052
                                                                              ============   =============  ===============

(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000

(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts each consisting of twenty-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges and administrative charges); MegAnnuity; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-eight segregated sub accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Products Insurance Fund, Janus Aspen Series, and Credit Suisse Trust, formerly Warburg Pincus Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

      Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Capital Appreciation, Janus International Growth, and Credit Suisse Global Post-Venture Capital, formerly Warburg Pincus Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund; Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap--Class 2 of Franklin Templeton Variable Insurance Products Trust; Fidelity VIP Mid Cap, Fidelity VIP Contrafund, and Fidelity VIP Equity Income--Service Class 2 shares of Fidelity Variable Insurance Products Fund; Capital Appreciation Portfolio and International Growth Portfolio--Service Shares of Janus Aspen Series; and Global Post-Venture Capital Portfolio of Credit Suisse Trust, formerly Warburg Pincus Trust, respectively.

      Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Securian Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2)   Summary of Significant Accounting Policies

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

      INVESTMENTS IN UNDERLYING FUNDS

      Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

      FEDERAL INCOME TAXES

      The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

      CONTRACTS IN ANNUITY PAYMENT PERIOD

      MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

      Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

      MEGANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
      3.5 percent.

      ADJUSTABLE INCOME ANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.5 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      MULTIOPTION FLEX/SINGLE/SELECT:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $3,921,451 and $4,223,316, respectively.

      MULTIOPTION CLASSIC/ACHIEVER:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $500,225 and $60,773, respectively.

      MEGANNUITY:
      The administrative charge paid to Minnesota Life is equal, on an annual basis, to percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account.

      Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.5 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2001 and 2000.

                            VARIABLE ANNUITY ACCOUNT

      ADJUSTABLE INCOME ANNUITY:
      The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

      Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

              A sales charge ranging from 3.75 to 4.5 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $5,118 and $2,172, respectively.

              A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $28,646 and $48,644, respectively.

              A premium tax charge of up to 3.5 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $2,242 and $80, respectively.


      To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT


(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2001:


      Growth ....................................   $47,772,746
      Bond ......................................    46,087,648
      Money Market ..............................    93,117,985
      Asset Allocation ..........................    80,554,232
      Mortgage Securities .......................    62,633,401
      Index 500 .................................    42,072,274
      Capital Appreciation ......................    68,462,286
      International Stock .......................    37,580,937
      Small Company Growth ......................    54,812,690
      Maturing Government Bond 2002 .............     1,425,787
      Maturing Government Bond 2006 .............     3,669,271
      Maturing Government Bond 2010 .............     2,596,140
      Value Stock ...............................    11,054,330
      Small Company Value .......................    16,934,414
      Global Bond ...............................     5,808,712
      Index 400 .................................     7,817,638
      Macro-Cap Value ...........................     5,785,981
      Micro-Cap Growth ..........................     5,415,721
      Real Estate Securities ....................     6,235,376
      Templeton Developing Market Securities
        Fund ....................................     1,434,854
      Templeton Asset Strategy Fund .............     2,455,393
      Franklin Small Cap Fund ...................     5,500,755
      VIP Mid Cap Portfolio .....................     6,900,085
      VIP Contrafund Portfolio ..................     8,927,767
      VIP Equity-Income Portfolio ...............    16,875,865
      Capital Appreciation Portfolio ............     7,436,449
      International Growth Portfolio ............     7,075,704
      Global Post-Venture Capital Portfolio .....       933,558


                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:


                                                                      SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------
                                                                              MONEY           ASSET          MORTGAGE
                                              GROWTH           BOND           MARKET        ALLOCATION      SECURITIES
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 1999 ................     49,216,657      48,459,470      41,200,616     121,522,399      40,937,593
                Contract purchase
                    payments ...........      4,069,809       3,108,355      18,766,332       6,626,958       3,538,391
                Contract terminations,
                    withdrawal payments
                    and charges ........     (8,545,158)    (10,619,231)    (39,634,127)    (17,625,378)     (9,153,547)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2000 ................     44,741,308      40,948,594      20,332,821     110,523,979      35,322,437
                                           ============    ============    ============    ============    ============
                 Contract purchase
                     payments ..........      2,386,244       6,629,588      31,782,472       3,764,276       9,835,724
                Contract terminations,
                     withdrawal payments
                     and charges .......    (10,130,967)     (7,253,000)    (25,360,133)    (24,585,662)     (6,801,904)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2001 ................     36,996,585      40,325,182      26,755,160      89,702,593      38,356,257
                                           ============    ============    ============    ============    ============

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                                                                          SMALL         MATURING
                                              INDEX         CAPITAL     INTERNATIONAL    COMPANY       GOVERNMENT
                                               500        APPRECIATION     STOCK          GROWTH        BOND 2002
                                           -----------    ------------   -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ................    64,735,863     49,725,886     89,983,922     61,721,924      5,090,494
                Contract purchase
                    payments ...........     6,100,097      2,568,458      5,998,945      6,971,325        146,581
                Contract terminations,
                    withdrawal payments
                    and charges ........   (13,416,073)    (8,556,553)   (17,139,284)   (10,351,772)      (789,454)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    57,419,887     43,737,791     78,843,583     58,341,477      4,447,621
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     3,664,536      1,457,671      3,055,548      2,996,786        635,902
                Contract terminations,
                    withdrawal payments
                    and charges ........   (12,354,714)    (8,642,728)   (15,603,177)   (11,913,372)      (678,387)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    48,729,709     36,552,734     66,295,954     49,424,891      4,405,136
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                            MATURING       MATURING                        SMALL
                                           GOVERNMENT     GOVERNMENT        VALUE         COMPANY        GLOBAL
                                            BOND 2006      BOND 2010        STOCK          VALUE          BOND
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 1999 ...............     3,776,193      3,079,844     61,230,340     10,422,707     28,982,189
                Contract purchase
                    payments ...........       204,580        194,573      3,841,699      3,841,143      3,063,104
                Contract terminations,
                    withdrawal payments
                    and charges ........      (695,657)      (739,699)   (16,214,869)    (2,382,902)    (2,250,784)
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 2000 ...............     3,285,116      2,534,718     48,857,170     11,880,948     29,794,509
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     1,638,226        984,549      3,386,013      8,644,537      2,125,147
                Contract terminations,
                    withdrawal payments
                    and charges ........      (778,207)      (846,703)    (9,876,119)    (5,554,913)    (2,382,365)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................     4,145,135      2,672,564     42,367,064     14,970,572     29,537,291
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------

                                           INDEX 400      MACRO-CAP      MICRO-CAP     REAL ESTATE
                                            MID-CAP         VALUE         GROWTH       SECURITIES
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............    11,781,426     14,276,707     11,992,142      6,242,074
               Contract purchase
                   payments ...........     4,431,877      4,431,030      7,783,876      1,485,072
               Contract terminations,
                   withdrawal payments
                   and charges ........    (4,337,690)    (2,760,283)    (3,472,302)      (523,435)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    11,875,613     15,947,454     16,303,716      7,203,711
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     2,923,984      3,099,648      1,591,287      3,385,738
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,948,511)    (6,153,028)    (4,026,851)    (1,860,618)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ...............    10,851,086     12,894,074     13,868,152      8,728,831
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------
                                           TEMPLETON      TEMPLETON
                                           DEVELOPING      ASSET         FRANKLIN     FIDELITY VIP
                                            MARKETS       STRATEGY       SMALL CAP       MID CAP
                                           SECURITIES       FUND           FUND         PORTFOLIO
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............     9,817,346             --             --             --
               Contract purchase
                   payments ...........     5,921,146         36,964      1,297,687     11,978,605
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,455,645)        (1,074)       (11,522)      (924,447)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    12,282,847         35,890      1,286,165     11,054,158
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     1,621,141      1,462,714      3,975,760      4,171,179
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,082,927)      (299,196)    (1,019,971)    (4,451,158)
                                          -----------    -----------    -----------    -----------

Units outstanding at
      December 31, 2001 ...............    10,821,061      1,199,408      4,241,954     10,774,179
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------
                                                                         JANUS ASPEN   JANUS ASPEN    CREDIT SUISSE
                                           FIDELITY VIP   FIDELITY VIP     CAPITAL     INTERNATIONAL    GLOBAL POST
                                            CONTRAFUND   EQUITY-INCOME   APPRECIATION     GROWTH      VENTURE CAPITAL
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                           -----------   -------------   ------------   -----------   ---------------
Units outstanding at
      December 31, 1999 ................            --             --             --             --             --
                Contract purchase
                   payments ............    14,119,670      6,105,114     27,008,407     20,021,442        320,561
                Contract terminations,
                   withdrawal payments
                   and charges .........      (861,120)      (655,873)    (2,099,804)    (1,463,574)        (8,696)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    13,258,550      5,449,241     24,908,603     18,557,868        311,865
                                           ===========    ===========    ===========    ===========    ===========
               Contract purchase
                   payments ............     5,565,427     10,456,743      5,909,919      6,163,402        459,201
               Contract terminations,
                   withdrawal payments
                   and charges .........    (4,340,323)    (2,697,700)    (8,061,242)    (6,404,843)      (170,761)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    14,483,654     13,208,284     22,757,280     18,316,427        600,306
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                          MONEY           ASSET           MORTGAGE
                                                          GROWTH           BOND          MARKET         ALLOCATION       SECURITIES
                                                        -------------  -------------  --------------  ---------------  -------------
Units outstanding at
      December 31, 1999 ............................      1,608,959         765,852       3,372,875       3,296,125         989,073
                        Contract purchase
                            payments ...............     11,749,866       6,494,207      40,856,102      20,172,496       8,745,964
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (1,362,184)       (636,160)    (30,551,007)     (2,214,577)       (573,977)
                                                        -----------     -----------     -----------     -----------     -----------
Units outstanding at
      December 31, 2000 ............................     11,996,641       6,623,899      13,677,970      21,254,044       9,161,060
                                                        ===========     ===========     ===========     ===========     ===========
                        Contract purchase
                            payments ...............      8,158,005      10,518,039      26,746,610      10,628,498      17,191,267
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (2,365,092)     (1,396,017)    (22,340,585)     (7,530,289)     (2,772,281)
                                                        -----------     -----------     -----------     -----------     -----------
 Units outstanding at
      December 31, 2001 ............................     17,789,554      15,745,921      18,083,995      24,352,253      23,580,046
                                                        ===========     ===========     ===========     ===========     ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                                                                SMALL      MATURING
                                                                 INDEX         CAPITAL      INTERNATIONAL      COMPANY    GOVERNMENT
                                                                  500        APPRECIATION       STOCK          GROWTH     BOND 2002
                                                             --------------  -------------  --------------  -----------  -----------
Units outstanding at
      December 31, 1999 ..................................      2,038,959        602,909        888,642        503,561       21,585
                        Contract purchase
                            payments .....................     16,356,635      5,236,081      5,814,947      5,987,582      279,691
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (1,306,925)      (553,398)      (467,204)      (877,925)     (19,005)
                                                              -----------     ----------     ----------     ----------     --------
Units outstanding at
      December 31, 2000 ..................................     17,088,669      5,285,592      6,236,385      5,613,218      282,271
                                                              ===========     ==========     ==========     ==========     ========
                        Contract purchase
                            payments .....................     12,199,387      3,458,507      4,344,974      3,311,905        9,844
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (3,646,854)    (1,112,048)    (1,002,498)    (1,080,736)     (24,785)
                                                              -----------     ----------     ----------     ----------     --------
 Units outstanding at
      December 31, 2001 ..................................     25,641,202      7,632,051      9,578,861      7,844,387      267,330
                                                              ===========     ==========     ==========     ==========     ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              MATURING      MATURING                      SMALL
                                                             GOVERNMENT    GOVERNMENT      VALUE         COMPANY         GLOBAL
                                                             BOND 2006      BOND 2010      STOCK          VALUE           BOND
                                                            -----------  --------------   ---------    -----------    --------------
         Units outstanding at
              December 31, 1999 ........................      102,972         4,254         392,479        179,266         342,453
                                Contract purchase
                                    payments ...........      177,843       509,229       3,161,866      1,915,527       3,199,129
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (10,502)      (29,437)       (199,887)      (132,981)       (216,678)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2000 ........................      270,313       484,046       3,354,458      1,961,812       3,324,904
                                                             ========      ========      ==========     ==========      ==========
                                Contract purchase
                                    payments ...........      101,932        32,850       3,433,820      3,052,249       3,242,206
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (36,903)      (29,581)       (851,591)      (631,565)       (544,593)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2001 ........................      335,342       487,315       5,936,687      4,382,496       6,022,517
                                                             ========      ========      ==========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------

                                                                 INDEX 400         MACRO-CAP        MICRO-CAP         REAL ESTATE
                                                                  MID-CAP            VALUE           GROWTH            SECURITIES
                                                               ----------------  --------------  ---------------  ------------------
Units outstanding at
     December 31, 1999 .................................           398,475            236,331            420,716             17,691
                       Contract purchase
                           payments ....................         2,427,079          1,889,404          3,315,400            505,915
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (191,036)          (258,195)          (559,193)           (52,417)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,634,518          1,867,540          3,176,923            471,189
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,947,353          2,439,987          2,049,284          1,682,415
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (517,172)          (445,707)          (975,222)          (308,581)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         4,064,699          3,861,820          4,250,985          1,845,023
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                 TEMPLETON        TEMPLETON
                                                                 DEVELOPING         ASSET              FRANKLIN         FIDELITY VIP
                                                                   MARKETS        STRATEGY             SMALL CAP           MID CAP
                                                                 SECURITIES         FUND                 FUND             PORTFOLIO
                                                               --------------  --------------        -------------     -------------
Units outstanding at
     December 31, 1999 .................................           268,232                  -                  -               -
                       Contract purchase
                           payments ....................         2,116,526            161,983          1,858,396          4,248,792
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (204,790)                 -             (5,834)          (404,137)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,179,968            161,983          1,852,562          3,844,655
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,078,762          1,188,243          4,259,320          3,398,338
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (386,000)           (60,074)          (398,943)          (697,292)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         2,872,730          1,290,152          5,712,939          6,545,701
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                                       JANUS ASPEN    JANUS ASPEN     CREDIT SUISSE
                                                         FIDELITY VIP   FIDELITY VIP      CAPITAL    INTERNATIONAL     GLOBAL POST
                                                          CONTRAFUND   EQUITY-INCOME   APPRECIATION      GROWTH      VENTURE CAPITAL
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                        -------------  -------------  ------------- --------------  ----------------
Units outstanding at
     December 31, 1999 ...............................            -              -               -             -             -
                        Contract purchase
                            payments .................    6,596,582      3,337,156      11,178,419     7,262,190       525,721
                        Contract terminations,
                            withdrawal payments
                            and charges ..............     (190,823)      (156,139)       (480,909)     (483,823)            -
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2000 ...............................    6,405,759      3,181,017      10,697,510     6,778,367       525,721
                                                        ===========     ==========     ===========   ===========    ==========
                       Contract purchase
                           payments ..................    6,236,944      6,404,642       7,099,995     6,436,131       853,779
                       Contract terminations,
                           withdrawal payments
                           and charges ...............   (1,186,054)      (796,286)     (2,371,566)   (1,467,105)     (116,973)
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2001 ...............................   11,456,649      8,789,373      15,425,939    11,747,393     1,262,527
                                                        ===========     ==========     ===========   ===========    ==========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 1999 were as follows:

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                     MONEY         ASSET        MORTGAGE
                                         GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ...............    1,773,719     2,238,400     1,175,791     2,078,286       878,899
             Contract purchase
                 payments ..........      564,866       134,867       529,420       253,025       105,762
             Contract terminations,
                 withdrawal payments
                 and charges .......     (386,741)     (696,805)     (577,244)     (310,224)     (360,970)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    1,951,844     1,676,462     1,127,967     2,021,087       623,691
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      309,680       493,792     1,552,497       251,967       353,477
             Contract terminations,
                 withdrawal payments
                 and charges .......     (418,909)     (461,170)   (1,086,487)     (512,693)     (164,359)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    1,842,615     1,709,084     1,593,977     1,760,361       812,810
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                                   SMALL        MATURING
                                         INDEX        CAPITAL     INTERNATIONAL   COMPANY      GOVERNMENT
                                          500       APPRECIATION     STOCK         GROWTH       BOND 2002
                                       ----------   ------------  ------------   ----------    ----------
Units outstanding at
   December 31, 1999 ...............    2,938,591     1,598,318     2,062,152     1,577,615     2,134,169
             Contract purchase
                 payments ..........      507,864       344,200     1,020,991       624,931            --
             Contract terminations,
                 withdrawal payments
                 and charges .......     (550,076)     (240,198)   (1,025,332)     (372,659)   (1,040,531)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    2,896,379     1,702,320     2,057,811     1,829,887     1,093,638
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      464,379       140,466       464,111       264,854         3,047
             Contract terminations,
                 withdrawal payments
                 and charges .......     (469,357)     (296,516)     (746,608)     (489,479)     (806,683)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    2,891,401     1,546,270     1,775,314     1,605,262       290,002
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                          SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------
                                       MATURING      MATURING                     SMALL
                                      GOVERNMENT    GOVERNMENT      VALUE        COMPANY        GLOBAL
                                       BOND 2006     BOND 2010      STOCK         VALUE          BOND
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ..............      268,923       107,403     1,038,209       213,346       125,858
            Contract purchase
                payments ..........        3,028            --       213,038       154,761        72,597
            Contract terminations,
                withdrawal payments
                and charges .......      (43,221)           --      (300,541)     (152,748)     (113,224)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ..............      228,730       107,403       950,706       215,359        85,231
                                      ==========    ==========    ==========    ==========    ==========
            Contract purchase
                payments ..........      168,799        63,377       163,116       389,733        15,937
            Contract terminations,
                withdrawal payments
                and charges .......      (13,972)     (104,355)     (155,188)      (82,909)      (12,071)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ..............      383,557        66,425       958,634       522,183        89,097
                                      ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------
                                      INDEX 400   MACRO-CAP   MICRO-CAP  REAL ESTATE
                                       MID-CAP     VALUE       GROWTH    SECURITIES
                                      --------    --------    --------   ----------
Units outstanding at
   December 31, 1999 ..............    275,066     339,537     227,183      64,837
            Contract purchase
                payments ..........    189,682      22,752     308,820      98,742
            Contract terminations,
                withdrawal payments
                and charges .......   (130,438)   (221,983)   (270,159)    (66,362)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    334,310     140,306     265,844      97,217
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     92,896     168,475      62,512     192,346
            Contract terminations,
                withdrawal payments
                and charges .......    (71,009)    (15,001)    (72,299)    (43,081)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    356,197     293,780     256,057     246,482
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------
                                     TEMPLETON   TEMPLETON
                                     DEVELOPING    ASSET     FRANKLIN   FIDELITY VIP
                                      MARKETS    STRATEGY    SMALL CAP    MID CAP
                                     SECURITIES    FUND        FUND      PORTFOLIO
                                     ----------  --------    ---------  ------------
Units outstanding at
   December 31, 1999 ..............    384,533          --          --          --
            Contract purchase
                payments ..........    256,858         302       2,649     488,076
            Contract terminations,
                withdrawal payments
                and charges .......   (404,800)         --          (8)    (23,193)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    236,591         302       2,641     464,883
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     36,149      73,549     133,890     113,289
            Contract terminations,
                withdrawal payments
                and charges .......    (60,475)     (6,280)     (8,685)   (181,479)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    212,265      67,571     127,846     396,693
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                                                   SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------
                                                                      JANUS ASPEN    JANUS ASPEN    CREDIT SUISSE
                                      FIDELITY VIP      FIDELITY VIP    CAPITAL     INTERNATIONAL    GLOBAL POST
                                       CONTRAFUND      EQUITY-INCOME  APPRECIATION     GROWTH      VENTURE CAPITAL
                                       PORTFOLIO         PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                     --------------    -------------  ------------  -------------  ----------------
Units outstanding at
   December 31, 1999 ...............          --               --             --             --               --
             Contract purchase
                 payments ..........     437,564          268,773        649,865        544,572            5,215
             Contract terminations,
                 withdrawal payments
                 and charges .......      (6,901)         (21,652)       (26,352)       (92,745)              --
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2000 ...............     430,663          247,121        623,513        451,827            5,215
                                       =========        =========      =========      =========        =========
            Contract purchase
                payments ...........     220,287          365,968        331,315        283,641            3,017
            Contract terminations,
                withdrawal payments
                and charges ........    (285,333)        (341,101)      (326,590)      (224,605)          (2,248)
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2001 ...............     365,617          271,988        628,238        510,863            5,984
                                       =========        =========      =========      =========        =========

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                       At December 31, 2001
                                         -----------------------------------------------
                                            Unit Value
Sub-account                              lowest to highest                  Net Assets
----------------------------------------------------------------------------------------
Growth                                   $ 0.67 to 3.80                    $ 159,860,949
Bond                                       1.16 to 2.91                      136,717,695
Money Market                               1.08 to 2.04                       73,086,827
Asset Allocation                           0.83 to 3.37                      334,282,742
Mortgage Securities                        1.19 to 3.15                      136,919,160
Index 500                                  0.84 to 4.53                      283,002,183
Capital Appreciation                       0.84 to 3.90                      153,135,035
International Stock                        0.93 to 2.30                      154,874,874
Small Company Growth                       1.03 to 2.04                      106,352,320
Maturing Government Bond 2002              1.13 to 1.70                        7,694,243
Maturing Government Bond 2006              1.20 to 1.90                        8,692,552
Maturing Government bond 2010              1.22 to 1.96                        5,840,469
Value Stock                                0.86 to 1.98                       85,380,743
Small Company Value                        1.31 to 1.43                       27,119,932
Global Bond                                0.96 to 1.06                       36,124,400
Index 400 Mid-Cap                          1.22 to 1.53                       21,884,881
Macro-Cap Value                            0.87 to 1.10                       17,416,946
Micro-Cap Growth                           1.23 to 1.72                       29,750,152
Real Estate Securities                     1.10 to 1.30                       12,378,669
Templeton Developing Markets               0.50 to 0.73                        7,847,819
Templeton Asset Strategy                   0.86 to 0.88                        2,219,608
Franklin Small Cap                         0.67 to 0.68                        6,852,986
Fidelity VIP Mid-Cap                       1.18 to 1.20                       20,984,737
Fidelity VIP Contrafund                    0.81 to 0.83                       21,501,171
Fidelity VIP Equity-Income                 1.05 to 1.07                       23,587,152
Janus Aspen Capital Appreciation           0.62 to 0.64                       24,324,231
Janus Apsen International Growth           0.62 to 0.64                       19,195,115
Credit Suisse Global Post Venture Capital  0.53 to 0.54                          985,138


                                                             For the year ended December 31, 2001
                                         ----------------------------------------------------------------------------
                                         Investment Income Ratio*       Expense Ratio**           Total Return ***
Sub-Account                                 lowest to highest          lowest to highest          lowest to highest
---------------------------------------------------------------------------------------------------------------------
Growth                                         0.00 to 0.00  %          0.15 to 1.40 %            (25.8) to (24.91) %
Bond                                          10.87 to 12.38            0.15 to 1.40                6.40 to 7.74
Money Market                                   3.54 to 3.64             0.15 to 1.40                2.34 to 3.63
Asset Allocation                               1.85 to 2.04             0.15 to 1.40             (15.55) to (14.49)
Mortgage Securities                           12.02 to 12.74            0.15 to 1.40                7.46 to 8.81
Index 500                                      0.87 to 1.12             0.15 to 1.40             (13.48) to (12.39)
Capital Appreciation                           0.09 to 0.11             0.15 to 1.40             (25.68) to (24.74)
International Stock                            4.13 to 4.23             0.15 to 1.40             (12.45) to (11.34)
Small Company Growth                           0.00 to 0.00             0.15 to 1.40             (15.89) to (14.83)
Maturing Government Bond 2002                  4.58 to 5.53             0.15 to 1.40                6.05 to 7.39
Maturing Government Bond 2006                  5.34 to 5.92             0.15 to 1.40                6.57 to 7.91
Maturing Government bond 2010                  7.17 to 10.68            0.15 to 1.40                3.51 to 4.81
Value Stock                                    1.05 to 1.51             0.15 to 1.40             (11.70) to (10.59)
Small Company Value                            0.00 to 0.00             0.15 to 1.40               13.98 to 15.41
Global Bond                                    1.06 to 1.38             0.15 to 1.40              (2.88) to (1.66)
Index 400 Mid-Cap                              0.81 to 1.08             0.15 to 1.40              (2.44) to (1.22)
Macro-Cap Value                                0.22 to 0.36             0.15 to 1.40              (9.03) to (7.88)
Micro-Cap Growth                               0.00 to 0.00             0.15 to 1.40             (12.56) to (11.46)
Real Estate Securities                         3.78 to 5.55             0.15 to 1.40                8.51 to 9.87
Templeton Developing Markets                   0.10 to 0.11             0.15 to 1.40              (9.36) to (8.22)
Templeton Asset Strategy                       0.23 to 10.47            0.15 to 1.40             (11.20) to (10.08)
Franklin Small Cap                             0.22 to 0.41             0.15 to 1.40             (16.43) to (15.37)
Fidelity VIP Mid-Cap                           0.00 to 0.00             0.15 to 1.40              (4.86) to (3.66)
Fidelity VIP Contrafund                        0.58 to 0.73             0.15 to 1.40             (13.69) to (12.60)
Fidelity VIP Equity-Income                     1.01 to 1.97             0.15 to 1.40              (6.55) to (5.37)
Janus Aspen Capital Appreciation               0.85 to 0.90             0.15 to 1.40             (22.92) to (21.95)
Janus Apsen International Growth               0.68 to 0.74             0.15 to 1.40             (24.50) to (23.54)
Credit Suisse Global Post Venture Capital      0.00 to 0.00             0.15 to 1.40             (33.72) to (29.52)

The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Account and allocating payments to each sub-account.

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                     PART C

                               OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information


Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2001, are included in Part B of this filing and consist of the following:

        1.  Independent Auditors' Report.

        2.  Statements of Assets and Liabilities, December 31, 2001.

        3.  Statements of Operations, year ended December 31, 2001.

        4. Statements of Changes in Net Assets, years ended December 31, 2001 and 2000.

        5.  Notes to Financial Statements.

   (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

        1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001, 2000 and 1999.

        2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001 and 2000.

        3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

        4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

        5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

        6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001 and 2000.

        7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001.

        8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001 and 2000.

        9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

    (c) Exhibits

        1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        2.  Not applicable.

        3. The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 15, is hereby incorporated by reference.

        4.  (a) The Flexible Payment Deferred Variable Annuity, form
                84-9091 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (c) The Qualified Plan Agreement, form 84-9094 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (d) The Retirement Certificate, form MHC-83-9060 previously filed as Exhibit 24(4)(e) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (e) The Endorsement, form 86-9135 previously filed as
                Exhibit 24(4)(f) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (f) The Endorsement, form 87-9171 previously filed as
                Exhibit 24(4)(g) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (g) The Flexible Payment Deferred Variable Annuity Contract, form
                MHC-84-9091 Rev. 1-88 previously filed as Exhibit 24(4)(h) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (h) The Single Payment Deferred Variable Annuity Contract, form
                MHC-84-9092 Rev. 1-88 previously filed as Exhibit 24(4)(i) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed as Exhibit 24(4)(j) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-
                81 previously filed as Exhibit 24(4)(k) to Registrant's
                Form N-4, File Number 2-97564, Post-Effective Amendment
                Number 14, is hereby incorporated by reference.

            (k) The Flexible Payment Deferred Variable Annuity Contract, form
                84-9091 Rev. 3-91 previously filed as Exhibit 24(4)(l) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (l) Endorsement, form 91-9256 previously filed as Exhibit 24(4)(m)
                to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (m) The Single Payment Deferred Variable Annuity Contract, form 84-
                9092 Rev. 3-91 previously filed as Exhibit 24(4)(n) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (n) Endorsement, form 91-9257 previously filed as Exhibit 24(4)(o)
                to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed as Exhibit 24(4)(p) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed as Exhibit 24(4)(q) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (q) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed as Exhibit 24(4)(r) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed as Exhibit 24(4)(s) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

        5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

            (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        6.  Certificate of Incorporation and Bylaws.

            (a) Restated Certificate of Incorporation of Minnesota Life
                Insurance Company previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (b) Bylaws of Minnesota Life Insurance Company previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 19, is hereby incorporated by reference.

        7.  Not applicable.

        8.  Not applicable.

        9.  Opinion and consent of Donald F. Gruber, Esq.

       10.  Consent of KPMG LLP.

       11.  Not applicable.

       12.  Not applicable.

       13.  Schedule for Computation of Performance Quotation

            (a) Stock Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (b) Bond Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (c) Money Market Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (d) Managed Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (e) Mortgage Securities Segregated Sub-Account Performance
                Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (f) Index Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (g) Aggressive Growth Segregated Sub-Account Performance
                Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (h) International Stock Segregated Sub-Account Performance
                Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (i) Small Company Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (j) Value Stock Segregated Sub-Account Performance Calculation
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (k) Maturing Government Bond - 1998 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (l) Maturing Government Bond - 2002 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (m) Maturing Government Bond - 2006 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (n) Maturing Government Bond - 2010 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        15.  Minnesota Life Insurance Company Power of Attorney
             To Sign Registration Statements

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal            Positions and Offices        Positions and Offices
 Business Address             with Insurance Company         with Registrant
------------------            ----------------------       ---------------------

Anthony L. Andersen           Director                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Richard H. Anderson           Director                      None
Northwest Airlines, Inc.
5101 Northwest Drive
St. Paul, MN 55111

John F. Bruder                Senior Vice President        None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President        None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer            Director                     None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402

Robert E. Hunstad             Director and Executive       None
Minnesota Life                Vice President
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President        None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Reatha C. King Ph.D.          Director                     None
General Mills Foundation
Number One General Mills Blvd.
Minneapolis, MN 55426-1348

Dennis E. Prohofsky           Director, Executive          None
Minnesota  Life               President, General
 Insurance Company            Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler             Chairman, President and      None
Minnesota Life                Chief Executive Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                     None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President and    None
Minnesota  Life               Chief Financial Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Randy F. Wallake              Executive Vice President     None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Director, Senior Vice        None
Minnesota Life                President and Treasurer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

    Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

    Securian Financial Group, Inc. (Delaware)
    Capitol City Property Management, Inc.
    Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

    Securian Ventures, Inc.
    Minnesota Life Insurance Company
    Securian Financial Network, Inc.
    Advantus Capital Management, Inc.
    Securian Financial Services, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

    HomePlus Insurance Company
    Northstar Life Insurance Company (New York)
    The Ministers Life Insurance Company
    Personal Finance Company (Delaware)
    Enterprise Holding Corporation



Wholly-owned subsidiaries of Securian Financial Services, Inc.:

    MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
    Securian Insurance Agency of Nevada, Inc. (Nevada)
    Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
    Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

    Financial Ink Corporation
    Oakleaf Service Corporation
    Concepts in Marketing Research Corporation
    Lafayette Litho, Inc.
    DataPlan Securities, Inc. (Ohio)
    MIMLIC Imperial Corporation
    MIMLIC Funding, Inc.
    MCM Funding 1997-1, Inc.
    MCM Funding 1998-1, Inc.
    Ministers Life Resources, Inc.




Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

    Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

    C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

    MIMLIC Life Insurance Company (Arizona)
    Advantus Cornerstone Fund, Inc.
    Advantus Enterprise Fund, Inc.
    Advantus International Balanced Fund, Inc.
    Advantus Venture Fund, Inc.
    Advantus Real Estate Securities Fund, Inc.




Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

    Advantus Money Market Fund, Inc.
    Advantus Horizon Fund, Inc.
    Advantus Spectrum Fund, Inc.
    Advantus Mortgage Securities Fund, Inc.
    Advantus Bond Fund, Inc.
    Advantus Index 500 Fund, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

    Securian Financial Network, Inc. (Alabama)
    Securian Financial Network, Inc. (Nevada)
    Securian Financial Network, Inc. (Oklahoma)
    Securian Financial Network, Inc. (Texas)

Majority-owned subsidiary of Securian Financial Services, Inc.:

    MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 27, 2002, the number of holders of securities of the Registrant were as follows:

                                         Number of Record
             Title of Class                  Holders
             --------------              ----------------

        Variable Annuity Contracts            46,159

ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

        (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.,; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

                         DIRECTORS AND OFFICERS OF UNDERWRITER

                                    Positions and                Positions and
Name and Principal                  Offices                      Offices
Business Address                    with Underwriter             with Registrant
------------------                  ----------------             ---------------

Robert E. Hunstad                   Director                     None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                  President, Chief             None
Securian Financial Services, Inc.   Executive Officer
400 Robert Street North             and Director
St. Paul, Minnesota 55101

Margaret Milosevich                 Vice President, Chief        Assistant
Securian Financial Services, Inc.   Operations Officer,          Secretary
400 Robert Street North             Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                    Vice President and Chief     None
Securian Financial Services, Inc.   Compliance Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                 Director                     None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                     Assistant Treasurer          Assistant
Securian Financial Services, Inc.   and Assistant Secretary      Secretary
400 Robert Street North
St. Paul, Minnesota 55101

  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------

Securian
Financial
Services, Inc.  $11,309,746

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 2-97564, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 24th day of April, 2002.

                                   VARIABLE ANNUITY ACCOUNT
                                   (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By
                                     -----------------------------------
                                             Robert L. Senkler
                                        Chairman of the Board, President
                                          and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the city of Saint Paul, and State of Minnesota, on the 24th day of April, 2002.

                                   MINNESOTA LIFE INSURANCE COMPANY

                                   BY
                                     -----------------------------------
                                             Robert L. Senkler
                                        Chairman of the Board, President
                                          and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              Signature         Title                           Date
              ---------         -----                           ----

--------------------------      Chairman, President and         April 24, 2002
Robert L. Senkler               Chief Executive Officer

*                               Director
--------------------------
Anthony L. Andersen

*                               Director
--------------------------
Richard H. Anderson

*                               Director
--------------------------
John F. Grundhofer

                                Director
--------------------------
Robert E. Hunstad

*                               Director
--------------------------
Reatha C. King Ph.D.

*                               Director
--------------------------
Dennis E. Prohofsky

*                               Director
--------------------------
Michael E. Shannon

*                               Director
--------------------------
William N. Westhoff

                                Senior Vice President           April 24, 2002
--------------------------      (chief financial officer)
Gregory S. Strong

                                Senior Vice President           April 24, 2002
--------------------------      (chief accounting officer)
Gregory S. Strong

                                Senior Vice President and       April 24, 2002
--------------------------      Treasurer (treasurer)
William N. Westhoff

                                Director and Attorney-in-Fact   April 24, 2002
--------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated April 8, 2002, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number       Description of Exhibit
--------------       ----------------------

      9.             Opinion and consent of Donald F. Gruber, Esq.

      10.            Consent of KPMG LLP

      15.            Minnesota Life Insurance Company Power of Attorney To Sign
                     Registration Statements